Advantage II Variable Annuity Prospectus
                                November 26, 2004
                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
              Phone: (877) 586-0240 (toll free) Fax: (866) 270-9565

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The Advantage II Variable Annuity (the "contract") is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs. The minimum initial premium for a non-qualified contract is $10,000. The minimum initial premium for a qualified contract is $2,000.

If You elect the Premium Bonus Rider, We will add the premium bonus to each premium payment that You make in the first contract year. Electing the Premium Bonus Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Premium Bonus Rider. Your expenses will be higher if You elect the Premium Bonus Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Premium Bonus Rider. The Fixed Account interest rate will be reduced by 0.85% for the first nine contract years if this rider is elected.

A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting Us at the numbers above. The SAI, dated May 1, 2004, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.


You may allocate Your premiums to Our Fixed Account and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can choose among the fifty-six investment divisions shown on the following page. The mutual fund portfolios are part of the following series funds or trusts:

o AIM Variable Insurance Funds1                         o Lord Abbett Series Fund, Inc
o Alger American Fund                                   o MFS(R)Variable Insurance TrustSM
o American Century Variable Portfolios, Inc.            o Neuberger Berman AMT Portfolios
o Calvert Variable Series, Inc.                         o PIMCO Advisors VIT
o Fidelity's Variable Insurance Products Fund           o PIMCO Variable Insurance Trust
  Initial Class, and Service Class 2                    o Rydex Variable Trust
o Goldman Sachs Variable Insurance Trust                o Van Eck Worldwide Insurance Trust
o J.P. Morgan Series Trust II
o Janus Aspen Series

1Formerly INVESCO Variable Investment Funds, Inc.
Your accumulation value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal.

The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

                     SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------

1.        AIM V.I. Financial Services Fund1               36.       Goldman Sachs VIT CORESM Small Cap Equity Fund

--------------------------------------------------------------------------------------------------------------------------

2.        AIM V.I. Health Sciences Fund2                  37.       Goldman Sachs VIT Growth and Income Fund

--------------------------------------------------------------------------------------------------------------------------

3.        AIM V.I. Technology Fund3                       38.       Goldman Sachs VIT MidCap Value Fund

--------------------------------------------------------------------------------------------------------------------------

4.        AIM V.I. Utilities Fund4                        39.       J.P. Morgan Bond Portfolio (Series Trust II)

--------------------------------------------------------------------------------------------------------------------------

5.        Alger American Growth Portfolio                 40.       J.P. Morgan Small Company Portfolio  (Series Trust II)

--------------------------------------------------------------------------------------------------------------------------

6.        Alger American Leveraged AllCap Portfolio       41.       Janus Aspen Series Growth & Income Portfolio

--------------------------------------------------------------------------------------------------------------------------

7.        Alger American Mid-Cap Growth Portfolio         42.       Lord Abbett Series Fund, Inc. Growth & Income
                                                                    Portfolio

--------------------------------------------------------------------------------------------------------------------------

8.        Alger American Small Capitalization Portfolio   43.       Lord Abbett Series Fund, Inc. International Portfolio

--------------------------------------------------------------------------------------------------------------------------

9.        American Century VP Balanced Portfolio          44.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                    Portfolio

--------------------------------------------------------------------------------------------------------------------------

10.       American Century VP Capital Appreciation        45.       MFS(R)VIT Emerging Growth Series
          Portfolio

--------------------------------------------------------------------------------------------------------------------------

11.       American Century VP Income & Growth             46.       MFS(R)VIT Investors Trust Series
          Portfolio

--------------------------------------------------------------------------------------------------------------------------

12.       American Century VP Inflation Protection Fund   47.       MFS(R)VIT New Discovery Series

--------------------------------------------------------------------------------------------------------------------------

13.       American Century VP International Portfolio     48.       MFS(R)VIT Research Series

--------------------------------------------------------------------------------------------------------------------------

14.       American Century VP Large Company Value         49.       Neuberger Berman AMT Fasciano Portfolio
          Fund

--------------------------------------------------------------------------------------------------------------------------

15.       American Century VP Mid Cap Value Fund          50.       Neuberger Berman AMT MidCap Growth Portfolio

--------------------------------------------------------------------------------------------------------------------------

16.       American Century VP Ultra Fund                  51.       Neuberger Berman AMT Regency Portfolio

--------------------------------------------------------------------------------------------------------------------------

17.       American Century VP Value Portfolio             52.       PIMCO Advisors VIT OpCap Small Cap Portfolio

--------------------------------------------------------------------------------------------------------------------------

18.       Calvert VS Social Equity Portfolio              53.       PIMCO Advisors VIT PEA Renaissance Portfolio

--------------------------------------------------------------------------------------------------------------------------

19.       Calvert VS Social Mid Cap Growth Portfolio      54.       PIMCO VIT High Yield Portfolio

--------------------------------------------------------------------------------------------------------------------------

20.       Calvert VS Social Small Cap Growth Portfolio    55.       PIMCO VIT Low Duration Portfolio

--------------------------------------------------------------------------------------------------------------------------

21.       Fidelity VIP Asset Manager: Growth Portfolio    56.       PIMCO VIT Real Return Portfolio

--------------------------------------------------------------------------------------------------------------------------

22.       Fidelity VIP Asset Managersm Portfolio          57.       PIMCO VIT Total Return Portfolio

--------------------------------------------------------------------------------------------------------------------------

23.       Fidelity VIP Balanced Portfolio                 58.       Rydex VT Arktos Fund

--------------------------------------------------------------------------------------------------------------------------

24.       Fidelity VIP Contrafund(R)Portfolio              59.       Rydex VT Juno Fund

--------------------------------------------------------------------------------------------------------------------------

25.       Fidelity VIP Equity-Income Portfolio            60.       Rydex VT Nova Fund

--------------------------------------------------------------------------------------------------------------------------

26.       Fidelity VIP Growth & Income Portfolio          61.       Rydex VT OTC Fund

--------------------------------------------------------------------------------------------------------------------------

27.       Fidelity VIP Growth Opportunities Portfolio     62.       Rydex VT Sector Rotation Fund

--------------------------------------------------------------------------------------------------------------------------

28.       Fidelity VIP Growth Portfolio                   63.       Rydex VT U.S. Government Bond Fund

--------------------------------------------------------------------------------------------------------------------------

29.       Fidelity VIP High Income Portfolio              64.       Rydex VT U.S. Government Money Market Fund

--------------------------------------------------------------------------------------------------------------------------

30.       Fidelity VIP Index 500 Portfolio                65.       Rydex VT Ursa Fund

--------------------------------------------------------------------------------------------------------------------------

31.       Fidelity VIP Investment Grade Bond Portfolio    66.       Van Eck Worldwide Bond Fund

--------------------------------------------------------------------------------------------------------------------------

32.       Fidelity VIP MidCap Portfolio                   67.       Van Eck Worldwide Emerging Markets Fund

--------------------------------------------------------------------------------------------------------------------------

33.       Fidelity VIP Value Strategies Portfolio         68.       Van Eck Worldwide Hard Assets Fund

--------------------------------------------------------------------------------------------------------------------------

34.       Fidelity VIP Money Market Portfolio             69.       Van Eck Worldwide Real Estate Fund

--------------------------------------------------------------------------------------------------------------------------

35.       Fidelity VIP Overseas Portfolio

--------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Technology Fund
3Formerly INVESCO VIF-Utilities Fund
4Formerly INVESCO VIF-Utilities Fund

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                TABLE OF CONTENTS
                                                                                            PAGE


DEFINITIONS...................................................................................9
SUMMARY......................................................................................12
      Features of Advantage II Variable Annuity..............................................12
            Your "Free Look" Right...........................................................12
            Your Accumulation Value..........................................................12
            Flexible Premium Payments........................................................13
            Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)......................13
            Optional Premium Bonus Rider.....................................................13
            Investment Choices...............................................................14
            Transfers........................................................................15
            Surrenders.......................................................................15
            Annuitization Bonus Rider........................................................16
            Waiver of Surrender Charges for Nursing Home Confinement Rider...................16
            Risk of Increase in Fees and Charges.............................................16
            Effects of Market Timing.........................................................17
      FEE TABLE..............................................................................17
            Periodic Charges Other Than Portfolio Expenses...................................17
            Range of Annual Operating Expenses for the Portfolios1...........................18
      EXPENSE EXAMPLES.......................................................................19
      Financial Information..................................................................20
      Charges and Fees.......................................................................20
            Surrender Charge.................................................................20
            Mortality and Expense Risk Charge................................................21
            Annual Maintenance Fee...........................................................21
            Transfer Fee.....................................................................21
            Premium Taxes....................................................................21
            Optional Rider Charges...........................................................21
Additional Information About Advantage II....................................................21
      Suitability of the Contracts...........................................................21
      Death Benefit..........................................................................22
      Other Products.........................................................................22
      Inquiries And Correspondence...........................................................22
      State Variations.......................................................................23
SEPARATE ACCOUNT C AND THE FUNDS.............................................................23
      Our Separate Account And Its Investment Divisions......................................23
            The Funds........................................................................23
            Investment Policies Of The Funds' Portfolios.....................................24
            Availability of the Portfolios...................................................30
      Amounts In Our Separate Account........................................................30
      We Own The Assets Of Our Separate Account..............................................31
      Our Right To Change How We Operate Our Separate Account................................31
THE FIXED ACCOUNT............................................................................32
DETAILED INFORMATION ABOUT THE CONTRACT......................................................33
      Requirements for Issuance of a Contract................................................33
      Free Look..............................................................................34
      Tax-Free "Section 1035" Exchanges......................................................34
      Allocation of Premium Payments.........................................................35
            Changing Your Premium Allocation Percentages.....................................35
            Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)......................35
            Optional Premium Bonus Rider.....................................................39
      Your Accumulation Value................................................................40
            Transfers of Accumulation Value..................................................41
      Transfer Limitations...................................................................41
      Surrenders.............................................................................43
      Loans..................................................................................45
      Dollar Cost Averaging..................................................................46
            Fixed Account Dollar Cost Averaging ("Fixed Account DCA")........................47
      Portfolio Rebalancing..................................................................48
      Fixed Account Earnings Sweep Program...................................................48
      Systematic Withdrawals.................................................................49
      Free Surrender Amount..................................................................50
            Waiver of Surrender Charges for Nursing Home Confinement Rider...................50
      Death Benefit..........................................................................50
      Payment of Death Benefits..............................................................52
CHARGES, FEES AND DEDUCTIONS.................................................................52
      Surrender Charges on Surrenders........................................................52
      Mortality and Expense Risk Charge......................................................53
      Annual Maintenance Fee.................................................................53
      Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)............................54
      Optional Premium Bonus Rider Charge....................................................54
      Transfer Charge........................................................................54
      Loan Charge............................................................................54
      Charges In The Funds...................................................................55
      Premium Taxes..........................................................................55
      Other Taxes............................................................................55
FEDERAL TAX STATUS...........................................................................55
      Introduction...........................................................................55
      Annuity Contracts in General...........................................................55
            Qualified and Non-Qualified Contracts............................................56
            Loans............................................................................57
            Diversification and Distribution Requirements....................................57
            Surrenders - Non-Qualified Contracts.............................................58
            Multiple Contracts...............................................................58
            Withholding......................................................................58
            Annuity Payments.................................................................58
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations.......59
            Taxation of Death Benefit Proceeds...............................................59
            Transfers, Assignments or Exchange of Contracts..................................59
            Possible Tax Law Changes.........................................................60
            Separate Account Charges.........................................................60
      MATURITY DATE..........................................................................60
            Selecting An Annuity Option......................................................60
            Fixed Options....................................................................61
            Variable Options.................................................................61
            Payout Options...................................................................62
            Annuitization Bonus Rider........................................................62
            Transfers after the Maturity Date................................................63
ADDITIONAL INFORMATION.......................................................................63
      Midland National Life Insurance Company................................................63
      Fund Voting Rights.....................................................................64
            How We Determine Your Voting Shares..............................................64
            Voting Privileges of Participants In Other Companies.............................64
      Our Reports to Owners..................................................................65
      Contract Periods, Anniversaries........................................................65
      Dividends..............................................................................65
      Performance............................................................................65
      Change of Address Notification.........................................................66
      Modification To Your Contract..........................................................66
      Your Beneficiary.......................................................................66
      Assigning Your Contract................................................................67
      When We Pay Proceeds From This Contract................................................67
      Distribution of the Contracts..........................................................68
      Regulation.............................................................................69
      Discount for Employees of Sammons Enterprises, Inc.....................................69
      LEGAL PROCEEDINGS......................................................................69
      Legal Matters..........................................................................69
      Financial Statements...................................................................69
Statement of Additional Information..........................................................71
Appendix  I..................................................................................72

                                   DEFINITIONS
For Your convenience, below is a glossary of the special terms We use in this prospectus.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. The annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the owner or annuitant.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner or annuitant if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the owner or annuitant and an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Guaranteed Amount means the amount equal to the initial premium payment and increased equally by any subsequent premium payments if the optional Guaranteed Minimum Withdrawal Benefit rider is elected when the Contract is issued. If the Contract has already been issued, this amount will be the current accumulation value of the Contract increased equally by any subsequent premium payments. The Guaranteed Amount is equal to the maximum payouts that can be received under the rider and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Maturity Date means the date, specified in Your contract on which income payments will begin. The earliest possible maturity date is the 9th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person who purchases a Advantage II Variable Annuity contract and makes the premium payments and is referred to as "You." The owner is entitled to exercise all rights and privileges provided in the contract.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee. If the annuitant or the owner dies prior to the maturity date, then the beneficiary is the payee.

Payment Amount means 7% of the initial Guaranteed Amount will be available for withdrawal under the rider each contract year if the optional Guaranteed Minimum Withdrawal Benefit is elected. The amount is increased by 7% of each subsequent premium payment received. This may be reduced if withdrawals within a contract year exceed the Payment Amount.

Principal Office means where You can contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll free)
                               Fax: (866) 270-9565

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax and annual maintenance fee.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY

In this prospectus "We", "Our", "Us", "Midland National", and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

Features of Advantage II Variable Annuity

The Advantage II Variable Annuity contract provides You with a basic contract to which You can add optional riders. If You choose to add any of these riders, a corresponding charge will be deducted. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract).

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right

You have a right to examine the contract and return it to Us for any reason. Your request generally must be postmarked no later than 10 days (or as required by state law) after You receive Your contract. (see "Free Look" on page 32 for more details).


Your Accumulation Value Your accumulation value depends on:

     o    the amount and frequency of premium payments,

     o    the selected portfolio's investment experience,

     o    interest earned on amounts allocated to the Fixed Account,

     o    partial surrenders, and

     o    charges and deductions.


You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation Value" on page 38).


Flexible Premium Payments
You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You purchase a qualified contract, We may accept an initial premium of only $2,000. Other premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $5,000,000. The maximum amount of premium that currently can be allocated or transferred to the Fixed Account prior to the maturity date is limited to $1,000,000 without prior approval from Us. We reserve the right to further restrict or even eliminate the ability to allocate or transfer to the Fixed Account.

Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)
If You elect the Guaranteed Minimum Withdrawal Benefit (GMWB), We guarantee that You can withdraw the payment amount each contract year until the guaranteed amount is depleted regardless of investment performance. The payment amount will increase with each premium deposit by 7% times the premium deposit and may be reduced if withdrawals within a contract year exceed the payment amount. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years. This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct a daily mortality and expense charge at an annual rate that currently ranges from .10% to 1.20%, depending on the asset allocation model You elect. This charge is assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 15.

After the rider has been inforce for 5 consecutive contract years and after every 5th contract anniversary thereafter, You have the option to "step-up" the guaranteed amount. This allows You to increase the guaranteed amount to equal the current accumulation value as of the eligible contract anniversary date. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the guaranteed amount. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You elect to "step-up" Your guaranteed amount. Before You decide to "step-up", You should request a current prospectus which will describe the current charge for this benefit.


In order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. For more detailed information on this rider and the "step-up" benefit see the "Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)" detailed information on page 33.


Optional Premium Bonus Rider
If You select the Premium Bonus Rider, then We will apply a credit of 6% to each premium payment that You make in the first contract year. In exchange for this credit, We will charge You an additional fee of 0.65% against Your Separate Account accumulation value each year during the first nine contract years. We will also reduce the current interest rate declared for the Fixed Account by 0.85% for the first nine contract years. Over time, the amount of the fees (and interest reductions) may exceed the amount of the premium bonus credited. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first nine years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa.

Because the 0.65% charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years one through nine, but no premium bonus will be credited with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the bonus amount. In the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                           VESTING OF BONUS SCHEDULE
             Contract Year                     Amount Of Bonus Vested
             -------------                     ----------------------
                   1                            4/12 of bonus amount
                   2                            5/12 of bonus amount
                   3                            6/12 of bonus amount
                   4                            7/12 of bonus amount
                   5                            8/12 of bonus amount
                   6                            9/12 of bonus amount
                   7                           10/12 of bonus amount
                   8+                          12/12 of bonus amount


The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear weather the Optional Premium Bonus Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.


Investment Choices
You may allocate Your accumulation value to the investment divisions of Our Separate Account or to Our Fixed Account, which pays interest at a declared rate, or to a combination of these options.


If You select the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. If You choose to invest any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time, the rider will terminate. For limitations on premium allocations to the Fixed Account, see "THE FIXED ACCOUNT" on page 30.


For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 21).

Each portfolio pays a different investment management or advisory fee and different operating expenses. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 22.

Transfers

You may transfer Your accumulation value among the investment divisions and between the Fixed Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners). The amount that You can transfer into the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 30 for details. After the maturity date, You may make two transfers each year among the Separate Account investment divisions.


We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.


Currently, We do not charge for making transfers. However, We reserve the right to assess a $15 administrative charge for each transfer after the 12th transfer in a contract year. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. See definition of "Business Day" on page 7. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 30. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 39.


Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 47). (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your net premiums contractually (premiums less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. However, by current Company practice We will allow You to take multiple withdrawals up to 10% of Your gross premiums each contract year without incurring a surrender charge. This is not guaranteed. (See "Free Surrender Amount" on page 47). We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 50, "FEDERAL TAX STATUS" on page 53, and "Selecting An Annuity Option" on page 58.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Annuitization Bonus Rider
This rider will be attached to all contracts. When You decide to annuitize Your contract, We will credit Your accumulation value with an additional percentage (of the Accumulation Value) based on the pay-out option You choose as follows:

     o A 4% annuitization bonus will be credited on any payout option available under this contract that guarantees payment for ten or more years.

     o A 2% annuitization bonus will be credited on all other payout options available under this contract with the exception of Income for a Specified Amount for a period of less than 5 years.

There is no additional charge for the annuitization bonus rider.

This rider terminates on the earliest of:

     o    the date the contract to which it is attached terminates;

     o    the Maturity Date; or

     o full surrender of the contract or death of the Owner or Annuitant, where the Beneficiary does not continue the contract under Spousal Continuance.

Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued with annuitants age 75 or less at no additional charge. After the first contract year, We guarantee that We will increase the annual free withdrawal amount available under this contract from 10% of the net premiums to 20% of the net premiums if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary. By current company practice, after the first contract year, We will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed). See "Waiver of Surrender Charges for Nursing Home Confinement Rider" on page 48 for more details.


Risk of Increase in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage"); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses                    Charge
Sales Load Imposed on Purchase                         None
Maximum Surrender Charge (as a percentage of           9.00%
premiums withdrawn)
Transfer Fee                                           $0-$151
Maximum TSA Net Loan Interest Rate* (of amount         3.0%
in loan account)
     The net loan interest rate is the maximum interest rate We charge (4.5%) less the amount We credit to the Fixed Account balance (1.5%).

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                      Guaranteed         Current Charge
                                                        Maximum
Annual Maintenance Fee2                                   $60                 $30
Separate Account Annual Expenses
(as a percentage of average accumulation value)
Mortality and Expense Risk Charge                        1.40%               1.40%

Annuitization Bonus Rider                                 0%                   0%
Waiver of Surrender Charges for Nursing Home              0%                   0%
Confinement Rider
Optional Guaranteed Minimum Withdrawal Benefit
Rider Charge
      Conservative Asset Allocation Model              0.10%3                0.10%
      Moderate-Conservative Asset Allocation Model     0.20%3                0.20%
      Moderate Asset Allocation Model                  0.40%3                0.40%
      Moderate-Aggressive Asset Allocation Model       0.75%3                0.75%
      Aggressive Asset Allocation Model                1.20%3                1.20%
Optional Premium Bonus Rider Charge - (for first
nine contract years)                                   0.70%                 0.65%
Total Separate Account Expenses with the Highest
Combination of Optional Rider Charges                  3.30%                 3.25%

1 We reserve the right to impose a $15 charge for each transfer after the twelve (12th) transfer in a contract year.

2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. The annual maintenance fee is deducted only when the net premiums are less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.17% (guaranteed) or 0.09% (current) based on the estimated average accumulation value.

3 The guaranteed maximum charge for the optional Guaranteed Minimum Withdrawal Benefit Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. See "Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)" on page 33.


Range of Annual Operating Expenses for the Portfolios1
The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses       Lowest         Highest
(expenses that are deducted from portfolio company
assets, including management fees, distribution,
and/or service (12b-1) fees and other expenses)          0.29%          3.42%
    1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information.
    The expenses are those incurred as of the fiscal year ending December
    31, 2003. Current or future expenses may be higher or lower than those shown.


For information concerning compensation paid for the sale of the contracts, see "Distribution of the Contracts" on page 65.


EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2003).

Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Optional Premium Bonus Rider and Optional Guaranteed Minimum Withdrawal Benefit rider using the aggressive asset allocation model are elected; guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                           $1,493       $2,640       $3,736       $6,222
                           ------------ ------------ ------------ -----------

(2) If You do NOT surrender Your contract:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                             $683       $2,010       $3,286      $6,222
                           ------------ ------------ ------------ -----------

Example 2: Optional Premium Bonus Rider and Optional Guaranteed Minimum Withdrawal Benefit Rider are not elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                             $991       $1,191       $1,415      $2,095
                           ------------ ------------ ------------ -----------

(2) If You do NOT surrender Your contract:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                              $181         $561         $965      $2,095
                           ------------ ------------ ------------ -----------

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. A Condensed Financial section was not included in this document, as no contracts had been issued under this prospectus as of December 31, 2003.

Charges and Fees

Surrender Charge

Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. (See "Surrender Charges on Surrenders" on page 50.)


The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:

        Length of Time
     From Premium Payment            Surrender
       (Number of Years)              Charge
       -----------------              ------
               1                        9%
               2                        8%
               3                        7%
               4                        6%
               5                        5%
               6                        4%
               7                        3%
               8                        2%
               9                        1%
              10+                       0%


No Surrender charge will be assessed upon:

     (a)  payment of death benefits;

     (b)  exercise of the free look right; and

     (c)  surrender of the free surrender amount.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges. We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a surrender, the second year surrender charge percentage of 8% would be charged on the $10,000 net premium amount and not the $8,000 accumulation value amount.


Surrenders may have tax consequences. (See "FEDERAL TAX STATUS" on page 53.)


Mortality and Expense Risk Charge

We deduct a 1.40% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense and other risks under the contract. (See "Mortality and Expense Risk Charge" on page 51.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. and for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 50.)


Transfer Fee
There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes
We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 52).

Optional Rider Charges
We deduct an additional fee if You select the optional Premium Bonus Rider or the optional Guaranteed Minimum Withdrawal Benefit Rider. See "FEE TABLE" on page 15.

                    Additional Information About Advantage II

Suitability of the Contracts

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, the contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

Death Benefit

The Advantage II Variable Annuity contract pays a death benefit when the annuitant or owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required or (b) net premiums. Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or owner dies on or after the maturity date, then any remaining guaranteed amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the death. Other rules relating to distributions at death apply to qualified contracts.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                       Phone: (877) 586-0240 (toll-free)
                              Fax: (866) 270-9565

You currently may send correspondence and transaction requests to Us by facsimile or telephone at the numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number may not be considered received at Our Principal Office. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

                        SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment Divisions

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account.

The Funds
Each of the 56 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:


(a) AIM Variable Insurance Funds,
(b) Alger American Fund,
(c) American Century Variable Portfolios, Inc.,
(d) Calvert Variable Series, Inc.,
(e) Fidelity's Variable Insurance Products Fund,
(f) Goldman Sachs Variable Insurance Trust,
(g) J.P. Morgan Series Trust II,
(h) Janus Aspen Series,
(i) Lord Abbett Series Fund, Inc.,
(j) MFS(R)Variable Insurance TrustSM,
(k) Neuberger Berman AMT Portfolios,
(l) PIMCO Advisors VIT,
(m) PIMCO Variable Insurance Trust,
(n) Rydex Variable Trust, and
(o) Van Eck Worldwide Insurance Trust.


Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund's Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investment in the funds. Currently these revenues range from 0.15% to 0.35% of Midland's investment in the funds.

Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:

----------------------------------- -----------------------------------------------------------------------------------------------
Portfolio                           Objective
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds1
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund2   Seeks to make an investment grow by aggressive management.  The Fund invests primarily in equity securities of companies involved in the financial services sector.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund3      Seeks to make an investment grow by aggressive management. The Fund invests primarily in equity securities of companies that develop, produce, or distribute products or services related to health care.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Technology Fund4           Seeks long-term capital growth.  The Fund invests primarily in equity securities of companies engaged in technology-related industries.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund5            Seeks capital appreciation and income. The Fund invests primarily in equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Fund
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio     Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of
                                    $1 billion or greater.
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Leveraged            Seeks long-term capital appreciation.  Under normal circumstances, the portfolio invests,
AllCap Portfolio                    in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in value of the securities purchased exceeds the cost of borrowing including interest paid on the money borrowed.
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American MidCap Growth        Seeks long-term capital appreciation.  It focuses on midsize companies with promising
Portfolio                           growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the
                                    S&P MidCap 400 Index(R).
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Small                Seeks long-term capital appreciation. It focuses on small, fast growing companies that offer
Capitalization Portfolio            innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap
                                    600(R) Index.
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced        Seeks capital growth and current income. Invests approximately 60 percent of its assets in
Portfolio                           common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Capital         Seeks capital growth by investing primarily in common stocks that management considers to
Appreciation Portfolio              have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Income &        Seeks dividend growth, current income and capital appreciation. The Portfolio will seek to
Growth Portfolio                    achieve its investment objective by investing in common stocks.
----------------------------------- -----------------------------------------------------------------------------------------------

American Century VP Inflation       Seeks a long-term total return using a strategy that seeks to protect against U.S. inflation.
Protection Fund

----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Portfolio             management believes to have potential for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------

American Century VP Large           Seeks long-term capital growth.  Income is a secondary objective.
Company Value Fund

----------------------------------- -----------------------------------------------------------------------------------------------

American Century VP Mid Cap         Seeks long-term capital growth.  Income is a secondary objective.
Value Fund

----------------------------------- -----------------------------------------------------------------------------------------------

American Century VP Ultra Fund      Seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Value           Seeks long-term capital growth with income as a secondary objective. Invests primarily in
Portfolio                           equity securities of well-established companies that management believes to be under-valued.
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.,
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks growth of capital through investment in stocks of issuers in industries believed to
Equity Portfolio                    offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in a nondiversified
Mid Cap Growth Portfolio            portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in equity securities
Small Cap Growth Portfolio          of companies that have small market capitalization's.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------------------
VIP Asset Manager:                  Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth Portfolio                    instruments, and other investments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Asset ManagerSM                 Seeks high total return with reduced risk over the long term by allocating its assets among
Portfolio                           the domestic and foreign stocks, bonds and short-term instruments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Balanced Portfolio              Seeks both income and growth of capital. When the Investment Manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Contrafund(R)                   Seeks to achieve capital appreciation over the long term by investing in common stocks and
Portfolio                           securities of companies whose value the manager believes is not fully recognized by the public.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Equity-Income                   Seeks reasonable income by investing primarily in income-producing equity securities.  In
Portfolio                           choosing these securities, the Investment Manager will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio       Seeks high total return, combining current income and capital appreciation. Invests mainly in stocks that pay current dividends and show potential for capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Opportunities            Seeks capital growth by investing primarily in common stocks. Although the fund invests
Portfolio                           primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Portfolio                Seeks capital appreciation by investing in common stocks. The adviser invests the fund's assets in companies the adviser believes have above-average growth potential.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP High Income Portfolio           Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital. Contract owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Index 500 Portfolio             Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the
                                    Standard & Poor's Composite Index of 500 stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Investment                      Seeks as high a level of current income as is consistent with the preservation of capital by
Grade Bond Portfolio                investing in U.S. dollar-denominated investment-grade bonds.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP MidCap Portfolio                Seeks long term growth of capital.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Money Market Portfolio6         Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Overseas Portfolio              Seeks long-term growth of capital, primarily through investments in foreign securities.

----------------------------------- -----------------------------------------------------------------------------------------------
VIP Value Strategies Portfolio      Seeks capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

----------------------------------- -----------------------------------------------------------------------------------------------

Goldman Sachs VIT CORESM            Long-term growth of capital.
Small Cap Fund

----------------------------------- -----------------------------------------------------------------------------------------------

Goldman Sachs VIT Income Fund       Growth and Long-term growth of capital and growth of income.

----------------------------------- -----------------------------------------------------------------------------------------------

Goldman Sachs VIT MidCap Value      Long-term capital appreciation.
Fund

-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio          Seeks to provide high total return consistent with moderate risk of capital and maintenance (Series Trust II) of liquidity.
----------------------------------- -----------------------------------------------------------------------------------------------
J.P. Morgan Small Company           Seeks to provide high total return from a portfolio of small company stocks.
Portfolio (Series Trust II)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and       Seeks long-term capital growth and current income.
Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income       Seeks long-term growth of capital and income without excessive fluctuations in market value.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett International           Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
Portfolio                           Issuers.
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett MidCap Value            Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                           believed to be undervalued in the marketplace.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Emerging Growth          Seeks to provide long-term growth of capital and future income.
Series
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R)VIT Investors Trust Series    Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series     Seeks capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) VIT Research Series          Seeks to provide long-term growth of capital and future income.
-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT                Seeks long-term capital growth. The portfolio manager also may consider a company's
Fasciano Portfolio                  potential for current income prior to selecting it for the fund.

----------------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT MidCap         Seeks growth of capital.
Growth Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT                Seeks growth of capital.
Regency Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Advisors VIT

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Advisors VIT OpCap            Invests at least 80% of its net assets, plus the amount of any borrowings for investment
Small Cap Portfolio                 purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that the investment adviser believes are undervalued in the marketplace.

----------------------------------- -----------------------------------------------------------------------------------------------

PIMCO Advisors VIT PEA              Invests generally in equity securities of companies with market capitalizations of $1 billion
Renaissance Portfolio               to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve, although it may invest in companies in any capitalization range.

-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or
                                    S&P, or, if unrated, determined by PIMCO to be of comparable quality.  Effective June 1,
                                    2004, the High Yield Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings.  Under the new guidelines, the
                                    Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5%
                                    of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by
                                    PIMCO to be of comparable quality.

----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                Seeks to provide investment results that will match the performance of a specific benchmark.
                                    The current benchmark is the inverse of the performance of the NASDAQ 100 Index(TM). The
                                    NASDAQ 100 Index(TM) contains the 100 largest non-financial, non-utilities stocks in the
                                    NASDAQ Composite.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Juno Fund                  Seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument.  The Fund's current benchmark is the inverse of the daily price movement of the
                                    Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long
                                    Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Nova Fund                  Seeks to provide investment returns that correspond to 150% of the daily performance of the
                                    S&P 500(R) Index. The S&P 500 Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the American Stock
                                    Exchange and the NASDAQ.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT OTC Fund                   Seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The current benchmark is the NASDAQ 100 Index(TM). The NASDAQ 100 Index(TM)
                                    contains the 100 largest non-financial, non-utilities stocks in the NASDAQ composite.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund       Seeks long-term capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT U.S. Government            Seeks to provide investment results that correspond to a benchmark for U.S. Government
Bond Fund                           securities.  The Fund's current benchmark is 120% of the price movement of the Long Treasury
                                    Bond.

----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT U.S. Government            Seeks to provide security of principal, high current income, and liquidity.  The Fund invests
Money Market Fund6                  primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                  Seeks to provide investment returns that inversely correlate to the daily performance of the
                                    S&P 500 Index. The S&P 500(R) Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the American Stock
                                    Exchange and the NASDAQ.
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund         Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging          Seeks long-term capital appreciation by investing in primarily equity securities in emerging
Markets Fund                        markets around the world. The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Fund                                Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate       Seeks to maximize return by investing in equity securities of domestic and foreign companies
Fund                                that own significant real estate assets or assets that principally are engaged in the real estate industry.
----------------------------------- -----------------------------------------------------------------------------------------------

1Formerly INVESCO Variable Investment Funds Inc.
2Formerly INVESCO VIF-Financial Services Fund
3Formerly INVESCO VIF-Health Sciences Fund
4Formerly INVESCO VIF-Technology Fund
5Formerly INVESCO VIF-Utilities Fund
6During extended periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.


A I M Advisors, Inc. manages the AIM Variable Insurance Funds1, Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Calvert Asset Management Company, Inc. manages the Calvert Variable Series, Inc. Fidelity Management & Research Company manages the VIP Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust. J.P. Morgan Investment Management, Inc. manages the J.P. Morgan Series Trust II. Janus Capital Management LLC, manages the Janus Aspen Series. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Neuberger Berman Management, Inc. manages the Neuberger Berman AMT Portfolios. OpCap Advisors LLC serves as the advisor to PIMCO Advisors VIT. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Global Advisors manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust2.

1Formerly managed by INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc.
2Formerly managed by Van Eck Associates Corporation


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account at an effective annual rate of either 1.40% (for the basic contract only) or up to 3.30% (if You elect both of the optional riders and the aggressive asset allocation model). Additional information on the accumulation unit values is contained in the SAI.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

     o add investment divisions to, or remove investment divisions from Our Separate Account;

     o    combine two or more divisions within Our Separate Account;

     o withdraw assets relating to Our variable annuities from one investment division and put them into another;

     o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

     o end the registration of Our Separate Account under the Investment Company Act of 1940;

     o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

     o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

     o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                                THE FIXED ACCOUNT

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. The current interest rate is 2.5% per year. If You elect the Premium Bonus Rider, this rate will be reduced by 0.85% currently, (to a current interest rate of 1.65%) for the first nine contract years.

Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 1.5% per year minus any surrender charges, non-vested premium bonus (if any), partial surrenders, transfers, or fees and expenses.

The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

If You select the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest in the Fixed Account at any time or the GMWB rider will terminate.

You may accumulate amounts in the Fixed Account by:

     o    allocating net premiums,

     o    transferring amounts from the investment divisions, or

     o    earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

The maximum increase to the Fixed Account in any contract year is limited to a total of $5,000. The sum of new premiums allocated plus any amount transferred from the Separate Account to the Fixed Account cannot exceed a total of $5,000 in any contract year without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

The maximum amount of premium that can be allocated or transferred to the Fixed Account prior to the maturity date is $1,000,000. This amount cannot be exceeded without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 1.5% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to "Transfer Limitations" below). The total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This limit does not apply to transfers made in a Dollar Cost Averaging or Portfolio Rebalancing program.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

                     DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium payment will be held in a general suspense account until it is applied to Your contract at the time of issue.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.

Free Look

You generally have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

     1.   the accumulation value less any premium bonus credit, or

     2.   if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

Allocation of Premium Payments

You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. In certain states, allocations to and transfers from the Fixed Account are not permitted.

If You select the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected, the Fixed Account or Fixed Account DCA program at any time or the rider will terminate.

Changing Your Premium Allocation Percentages
You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 42).

Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)
If You elect the Guaranteed Minimum Withdrawal Benefit (GMWB), We guarantee that You can withdraw the payment amount each year until the guaranteed amount is depleted regardless of investment performance. The payment amount will increase with each premium deposit by 7% times the premium deposit and may be reduced if withdrawals within a year exceed the payment amount. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future contract years. In exchange for this benefit, We will charge You an additional mortality and expense charge daily that currently ranges from .10% to 1.20%, depending on the asset allocation model You elect. This charge will be assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 15.

After the rider has been inforce for 5 consecutive contract years and after every 5th contract year thereafter, You have the option to "step-up" the guaranteed amount. This allows You to increase the guaranteed amount to equal the current accumulation value as of the eligible contract anniversary date. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the guaranteed amount. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You elect to "step-up" Your guaranteed amount. Before You decide to "step-up", You should request a current prospectus which will describe the current charge for this benefit.There are five asset allocation models available to all contract owners on an optional basis. However, in order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value in one of these five asset allocation models. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.

If You elect this rider after the contract has been issued, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider.

You may choose from one of the five asset allocation models listed below. You may only invest in one asset allocation model at any given time. Please keep in mind that no investment strategy assures a profit or protects against a loss in a declining market.

Conservative - The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if the losses occur. Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value. Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to assure safety of his or her investment. If You select this asset allocation model, the charge for this rider is 0.10%.

The Conservative model is made up of the following percentages:
    o 45% Intermediate Bonds
    o 30% Cash Equivalents
    o 8% LargeCap Value
    o 5% High-Yield Bonds
    o 5% International Equity
    o 4% LargeCap Growth
    o 3% MidCap Equity

Moderate Conservative - Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio. This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range. While this range is still designed to preserve the investor's capital, fluctuation in value may occur from year to year. If You select this asset allocation model, the charge for this rider is 0.20%.

The Moderate Conservative model is made up of the following percentages:
    o 34% Intermediate Bonds
    o 20% Cash Equivalents
    o 13% LargeCap Value
    o 5% High-Yield Bonds
    o 11% International Equity
    o 8% LargeCap Growth
    o 6% MidCap Equity
    o 3% SmallCap Equity

Moderate - The moderate investor is willing to accept more risk than the conservative investor is, but is probably not willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses. The safeties of investment and return are of equal importance to the moderate investor. If You select this asset allocation model, the charge for this rider is 0.40%.

The Moderate model is made up of the following percentages:
    o 27% Intermediate Bonds
    o 10% Cash Equivalents
    o 18% LargeCap Value
    o 4% High-Yield Bonds
    o 16% International Equity
    o 12% LargeCap Growth
    o 8% MidCap Equity
    o 5% SmallCap Equity

Moderate Aggressive - Designed for investors with a high tolerance for risk and a longer time horizon. This investor has little need for current income and seeks above-average growth from his/her investable assets. The main objective of this range is capital appreciation, and these investors should be able to tolerate moderate fluctuation in their portfolio values. If You select this asset allocation model, the charge for this rider is 0.75%.

The Moderate Aggressive model is made up of the following percentages:
    o 21% Intermediate Bonds
    o 21% LargeCap Value
    o 3% High-Yield Bonds
    o 22% International Equity
    o 16% LargeCap Growth
    o 10% MidCap Equity
    o 7% SmallCap Equity

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses. The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a higher return. If You select this asset allocation model, the charge for this rider is 1.20%.

The Aggressive model is made up of the following percentages:
    o 6% Intermediate Bonds
    o 24% LargeCap Value
    o 28% International Equity
    o 19% LargeCap Growth
    o 13% MidCap Equity
    o 10% SmallCap Equity

On each contract anniversary Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

Transfers from one asset allocation model to another asset allocation model will not impact the overall guaranteed amount or payment amount. However, We may be charging more or less for each asset allocation model at the time You request the transfer. If You choose to transfer to a different asset allocation model, Your charge will increase or decrease to the amount currently charged for new contracts in effect on the date the transfer is made. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You transfer to a new asset allocation model. You should request a current prospectus which will describe the current charges for each asset allocation model before initiating a request to transfer to a different asset allocation model.


The guaranteed amount is effective if the total amount of partial withdrawals taken in any one contract year do not exceed the payment amount. If the total partial withdrawals taken in any one contract year does exceed the payment amount, the payment amount and the guaranteed amount will be recalculated and may be reduced. Examples showing the effects of a withdrawal over the payment amount are shown in Appendix I on page 69. The payment amount can never exceed the guaranteed amount. If the guaranteed amount becomes less than the payment amount, the payment amount will be reset to equal the guaranteed amount.


If You exercise the right to examine provision in the contract, You will not receive any portion of the guaranteed amount from the GMWB.

You may elect to "step-up" Your benefit after the rider has been inforce for 5 consecutive contract years and every fifth contract anniversary thereafter. If You elect to "step-up" Your benefit, the guaranteed amount will be the current accumulation value as of the eligible anniversary date. If the "step-up" option is chosen, the payment amount is recalculated to be the greater of the current payment amount, and 7% times the "stepped-up" guaranteed amount. You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased Your contract, We will charge You the current charge for new contracts in effect at the time You elect to "step-up" Your guaranteed amount. Before You decide to "step-up", You should request a current prospectus, which will describe the current charges for this rider. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible anniversary. You may not exercise the option to "step-up" if Your current guaranteed amount is higher than Your current accumulation value.

If a withdrawal of the Payment Amount reduces the accumulation value of Your Contract to zero, but does not reduce the Guaranteed Amount to zero, the remaining Guaranteed Amount will be paid out as an Annuity Payout Option until the Guaranteed Amount is depleted. While you are receiving the Annuity Payout Option, You may not make additional Premium Payments. When the last Payout is made, Your Contract will terminate.

This rider will terminate:

     o upon death of the owner unless the contract is continued under a spousal continuation option;

     o if funds are transferred outside any of the five asset allocation models designated by Us in connection with this rider;

     o if You discontinue the automatic rebalance feature of this rider on any contract anniversary;

     o    if You exercise the loan provision;

     o    if You write to Us requesting termination of the rider; or

     o    if You surrender or annuitize Your contract.


If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full payment amount that year (you would only pay a prorated proportion of the charge). If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your Separate Account until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time. Once this rider has terminated it cannot be elected again at a later date.


The maximum guaranteed amount for this rider is $5,000,000. The maximum issue ages are 75 for single owners/annuitants and age 80 for joint owners/annuitants.


For examples on how the optional Guaranteed Minimum Withdrawal Benefit is calculated please see "Appendix I" on page 69.


Optional Premium Bonus Rider
At the time of Your application, You may choose the Premium Bonus Rider that will add a credit of 6% to Your premium payments received during the first contract year. A portion of this bonus will vest over each of the first seven contract years. Currently, We will deduct an additional daily Separate Account charge of 0.65% per year for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We expect to profit from this charge. We deduct the daily charge against Your Separate Account accumulation value only during the first nine contract years. We expect to profit from this charge. We will also reduce the current interest rate declared for the Fixed Account by 0.85% for the first nine contract years.

If You exercise the right to examine provision in the contract, You will not receive any portion of the bonus amount. In the event of death, annuitization, withdrawal (including any free surrender amounts), or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                      VESTING OF BONUS SCHEDULE
        Contract Year                     Amount Of Bonus Vested
        -------------                     ----------------------
              1                            4/12of bonus amount
              2                            5/12 of bonus amount
              3                            6/12 of bonus amount
              4                            7/12 of bonus amount
              5                            8/12 of bonus amount
              6                            9/12 of bonus amount
              7                           10/12 of bonus amount
              8+                          12/12 of bonus amount

Electing a Premium Bonus Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Premium Bonus Rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first nine years. Generally, the higher the first year premium and the higher rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa. If the contract is owned for a short period of time or the investment performance of the underlying portfolios is not sufficient to compensate for the additional charges associated with this rider in the first nine contract years, the charges for this rider may exceed the benefit.

Because the 0.65% annual charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years and the corresponding reduction in the Fixed Account interest will apply to the entire Fixed Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in the first nine contract years, but no bonus will be credited with respect to premium payments made anytime after the first contract year.


The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear weather the Optional Premium Bonus Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.


Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, loans, withdrawals, and any charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Your accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your accumulation value in the Fixed Account. There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value
You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date.

If You select the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.


The amount that You can transfer into or out of the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 30 for details. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the "Transfer Limitations" below). However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see "Inquiries" on page 20. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 30.


After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Transfer Limitations

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a two to five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS New Discovery Series to FI Money Market, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program, enhanced dollar cost averaging program, and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for some or all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer, but We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

To the extent permitted by applicable law, We reserve the right to defer the transfer privilege at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

Surrenders

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value less any non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

     o trading on the New York Stock Exchange is restricted as defined by the SEC;

     o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

     o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

     o for such other periods as the SEC may by order permit for the protection of owners.


See "When We Pay Proceeds From This Contract" on page 65.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 50.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 53.)

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 53.)


Loans

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code. Generally, after the first contract anniversary and prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

(a) $50,000 reduced by the excess (if any) of:
    (i) the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over
    (ii) the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or
(b) the greater of:
    (i) one half of the present value of the nonforfeitable cash surrender value of this contract; or
    (ii) $10,000.

The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the Fixed Account minimum interest rate of 1.5% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total accumulation value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 3.5% per year if the optional Premium Bonus Rider is not selected. If You purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5%. Loan interest is due at the end of each quarter. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 1.5% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 1.5% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2.0% per year with no optional rider. If the optional Premium Bonus Rider is selected, a loan costs You a net interest charge of 3.0%.

Dollar Cost Averaging

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. However, if You elect the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to the DCA program or the rider will terminate.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request forms and send them to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:

     o    the DCA source account from which transfers will be made,

     o that any money received with the form is to be placed into the DCA source account,

     o the total monthly or quarterly amount to be transferred to the other investment divisions, and

     o how that monthly or quarterly amount is to be allocated among the investment divisions.

     o The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24 month period by providing Us with written authorization at the end of each 24 month time period. DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's written notice.

We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")
At the time of Your application, generally You may elect one of two Fixed Account DCA programs. However, if You elect the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the rider will terminate.

These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. We may declare interest rates in excess of the guaranteed minimum rate for premiums in the Fixed Account DCA program. However, the amount of interest credited to the Fixed Account DCA Accounts will never be less than the minimum guaranteed rate of 1.5%. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis. The accumulation value must be at least $5,000 on each contract anniversary to be eligible for this program. If You elect this option, then on the contract "anniversary date" each month or quarter, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing and a Portfolio Rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

Fixed Account Earnings Sweep Program

Generally, You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. However, this program is not available if You elect the optional Guaranteed Minimum Withdrawal Benefit rider as 100% of Your accumulation value must be invested in one of the five asset allocation models designated by Us for this rider.

Under the Fixed Account Earnings Sweep program, transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account Earnings Sweep program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep program is available on Your contract.

There is no charge for Fixed Account Earnings Sweeps program and a Fixed Account Earnings Sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.


Each systematic withdrawal must be at least $200. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 50). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders, with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn (by current company practice, the free amount is 10% of Your gross premiums). The Premium Bonus Rider vesting schedule also applies.


Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Free Surrender Amount

You may withdraw up to 10% of Your net premiums contractually (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. However, by current Company practice, We will allow You to withdraw up to10% of Your gross premium payments without incurring a surrender charge in each contract year. This is not guaranteed. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current Company practice, We will allow multiple free withdrawals up to 10% of gross premiums each contract year. This is not guaranteed.

Waiver of Surrender Charges for Nursing Home Confinement Rider
This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge. After the first contract year, We guarantee that this rider will increase the annual free withdrawal amount available under this contract from 10% of Your net premiums to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary. By current company practice, after the first contract year, We will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed). If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract. We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

     o    Exercising the benefit for a covered annuitant;

     o    Termination of the base annuity;

     o    Maturity of the base annuity;

     o The date We receive Your written notice requesting termination of the rider; or

     o Death of the annuitant. If the annuitant is the owner, the beneficiary under the base annuity is the annuitant's spouse, the spouse elects to become the new owner of the base annuity and this rider has not been previously exercised, the rider will remain in effect under the ownership of the surviving spouse.

Death Benefit

If the annuitant or the owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required. If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If the annuitant or owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

     (a) the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

     (b)  100% of the total net premium payments made to Your contract.

If the annuitant or owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus.

Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our Fixed Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

                          CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they were received. There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge

The charge is a percentage of the premiums withdrawn and equals:

        Length of Time from
          Premium Payment               Surrender
         (number of years)                Charge
         -----------------                ------
                 1                          9%
                 2                          8%
                 3                          7%
                 4                          6%
                 5                          5%
                 6                          4%
                 7                          3%
                 8                          2%
                 9                          1%
                10+                         0%

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.40% of the accumulation values in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest. This charge compensates Us for assuming certain mortality and expense risks. No mortality and expense charge is deducted from the fixed account. , The investment division's accumulation unit values and annuity unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose, including paying distribution expenses. However, the level of this charge is guaranteed for the life of the contract and may not be increased. We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans or if Your net premium is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

We deduct an extra charge on a daily or other periodic basis if You select the optional GMWB, as a percentage, currently at an annual range from 0.10% to 1.20% of the value in the Separate Account depending on the asset allocation model selected.

Optional Premium Bonus Rider Charge

We deduct an extra charge on a daily or other periodic basis if You select the optional Premium Bonus Rider, as a percentage, currently at an annual rate of 0.65% of the accumulation value in the Separate Account. We reserve the right to charge a maximum annual rate of 0.70% of the accumulation value in the Separate Account. This charge is specified above in the Fee Table section of this prospectus.

Transfer Charge

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

Loan Charge

Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination or the annuitant's death) and will bear interest at the same rate of the loan. We charge interest on loans at the rate of 3.5% per year if the optional Premium Bonus Rider is not selected. If You purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5% per year.

After offsetting the 1.5% annual interest rate We guarantee We will credit to the portion of Our Fixed Account securing the loan, the maximum guaranteed net cost of a loan is 2.0% per year if the optional Premium Bonus Rider is not selected. If the optional Premium Bonus Rider is selected, the maximum guaranteed net cost of a loan is 3.0% per year.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. See the funds' prospectuses for more information.

Premium Taxes

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia. These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

Introduction

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the Statement of Additional Information.

     o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

     o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

     o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

     o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

     o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

          1. elective contributions made in years beginning after December 31, 1988;

          2.   earning on those contributions; and

          3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

          Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     o Under Code section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

     o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding.

"Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to certain nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Loans
Generally, loans are available only if the contract if used in a Section 403(b) qualified plan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Non-Qualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The premium bonus will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

     o    paid on or after the taxpayer reaches age 59 1/2;

     o    paid after an owner dies;

     o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

     o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     o    paid under an immediate maturity; or

     o    which come from premium payments made prior to August 14, 1982.

Multiple Contracts
All non-qualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions from qualified and non-qualified contracts, generally are subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

     o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

     o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the contract because of the death of an owner or an annuitant. Generally, such amounts should be includable in the income of the recipient:

     o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

     o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effect s of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 9th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current Company practice, We will allow You to annuitize the accumulation value (less any non-vested premium bonus and less any premium taxes), after the 3rd contract year, if You choose life income or joint and survivor income payout options, and after the 5th contract year if at least a five-year certain option is elected. This is not guaranteed. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

     1.   take the accumulation value in one lump sum, or

     2. convert the accumulation value into an annuity payable to the annuitant under one of the payment options described below.

Selecting An Annuity Option
You may apply the proceeds of a surrender to effect an annuity. Unless You choose otherwise, Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed payout and the surrender value from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:

     o    rules on the minimum amount We will pay under an option;

     o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

     o the naming of people who are entitled to receive payment and their beneficiaries; and

     o    the ways of proving age, gender, and survival.

You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment plan at least 30 days before the maturity date.

Fixed Options
Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.5% a year. We may also credit interest under the fixed deposit options at a rate that is above the 1.5% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the options chosen.

Variable Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 1.40% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payout Options
The following four payout options are available:

     1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years.

     2. Life Annuity: We will pay the money as monthly income for life. You may choose from 1 of 2 ways to receive the income:

          (a) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

          (b) With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

     3. Income for a Specified Amount: We will pay income of the accumulation value until the principal and interest are exhausted. Payments will begin on the maturity date and will continue until the principal and interest, at the rate of 1.5% compounded per annum, are exhausted. Payments must continue for a minimum of 5 years.

     4. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Annuitization Bonus Rider
When You decide to annuitize Your contract, We will credit Your accumulation value with an additional percentage of the accumulation value based on the pay-out option You choose as follows:

     o A 4% annuitization bonus will be credited on any payout option available under this contract that guarantees payment for ten or more years.

     o A 2% annuitization bonus will be credited on all other payout options available under this contract with the exception of Income for a Specified Amount for a period of less than 5 years.

This rider will be attached to all contracts at no additional charge.

This rider terminates on the earliest of:

     o    the Contract to which it is attached terminates;

     o    the Maturity Date; or

     o full surrender of the Contract or death of the Owner or Annuitant, where the Beneficiary does not continue the Contract under Spousal Continuance.

Transfers after the Maturity Date
After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

                             ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                              Phone: (877) 586-0240
                               Fax: (866) 270-9565

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

     o    to elect the funds' Board of Directors,

     o    to ratify the selection of independent auditors for the funds,

     o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

     o    in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.

Voting Privileges of Participants In Other Companies
Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows

     o    Your accumulation value, and

     o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

The annual statements are sent instead of sending a confirmation of certain transactions (such as premium payments by automatic bank draft checking account deductions or Civil Service Allotment).

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses. We may also call You to verify the change of address.

Modification To Your Contract

Upon notice to You, We may modify Your contract to:

     (a) permit the contract of the Separate Account to comply with any applicable law or regulation issues by a government agency;

     (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

     (c)  reflect a change in the operation of the Separate Account; or

     (d)  provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the owner's and annuitant's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the owner or annuitant dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner's or annuitant's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits or surrenders within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

     1)   We cannot determine the amount of the payment because:

          a)   the New York Stock Exchange is closed,

          b)   trading in securities has been restricted by the SEC, or

          c)   the SEC has declared that an emergency exists,

     2)   The SEC by order permits Us to delay payment to protect Our owners, or

     3)   Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

We may defer payment of any surrender or surrender from the Fixed Account, for up to six months after We receive Your request.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.15% to 0.35% of Separate Account assets invested in the particular fund.

Sales commissions may vary, but the maximum commission payable for contract sales is 9.25% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense charge; (c) rider charges; (d) revenues, if any, received from the underlying portfolios or their managers; and investment earnings on amount allocated under the contract to the Fixed Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account.

Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                              Bank of America Plaza
                                800 Market Street
                            St. Louis, MO 63101-2695

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       Statement of Additional Information

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:
                                TABLE OF CONTENTS
                                                                      Page
THE CONTRACT                                        ...................3
   Entire Contract                                  ...................3
   Changes to the Contract                          ...................3
   Beneficiary                                      ...................3
   Change of Beneficiary                            ...................3
   Change in Maturity Date                          ...................3
   Incontestability                                 ...................3
   Misstatement of Age or Sex                       ...................3
   Periodic Reports                                 ...................4
   Non-participating                                ...................4
   Claims of Creditors                              ...................4
   Minimum Benefits                                 ...................4
   Payment of Premiums                              ...................4
   Ownership                                        ...................4
   Assignment                                       ...................4
   Accumulation Unit Value                          ...................5
   Annuity Payments                                 ...................5
CALCULATION OF YIELDS AND TOTAL RETURNS             ...................6
   Money Market Investment Division Yield
   Calculation                                      ...................6
   Other Investment Division Yield Calculations     ...................7
   Standard Total Return Calculations               ...................8
   Cumulative Total Returns                         ...................9
   Adjusted Historical Performance Data             ...................9
FEDERAL TAX MATTERS                                 ...................14
   Tax Free Exchanges (Section 1035)                ...................14
   Required Distributions                           ...................14
   Non-Natural Person                               ...................15
   Diversification Requirements                     ...................15
   Owner Control                                    ...................15
   Taxation of Qualified Contracts                  ...................15
DISTRIBUTION OF THE CONTRACT                        ...................17
SAFEKEEPING OF ACCOUNT ASSETS                       ...................18
STATE REGULATION                                    ...................18
RECORDS AND REPORTS                                 ...................18
LEGAL PROCEEDINGS                                   ...................19
LEGAL MATTERS                                       ...................19
EXPERTS                                             ...................19
OTHER INFORMATION                                   ...................19
FINANCIAL STATEMENTS                                ...................19

                                   Appendix I

Example 1: Assume You select the GMWB rider when You purchase Your contract and Your initial premium is $100,000.

     o    Your guaranteed amount is $100,000, which is Your initial premium.

     o Your payment amount is $7,000, which is 7% of Your initial guaranteed amount.

Example 2: Assume the same facts as Example 1. If You make an additional premium deposit of $50,000, then

     o Your guaranteed amount is $150,000, which is Your prior guaranteed amount ($100,000) plus Your additional premium deposit ($50,000).

     o Your payment amount is $10,500, which is Your prior payment amount ($7,000) plus 7% of Your additional premium deposit ($3,500).

Example 3: Assume the same facts as Example 1. If You take the maximum payment amount before the end of the first contract year, then

     o Your guaranteed amount becomes $93,000, which is Your prior guaranteed amount ($100,000) minus the payment amount ($7,000).

     o Your payment amount for the next year remains $7,000, because You did not take more than the payment amount ($7,000).

Each time a withdrawal is taken from the contract, the withdrawal is deducted from the guaranteed amount (this is the "new guaranteed amount") and the withdrawal is deducted from the contract's accumulation value (this is the "new accumulation value"). There are three distinct circumstances that may occur when the total withdrawals exceed the payment amount in any contract year.

First, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and the net premiums (total premiums less withdrawals prior to current withdrawal). In this case, the new guaranteed amount and the payment amount remains unchanged.

Second, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and be less than the net premiums (total premiums less withdrawals prior to current withdrawal). In this case the new guaranteed amount is unchanged and the payment amount is reduced to 7% of the new accumulation value.

Finally, following a withdrawal that exceeds the payment amount, the new accumulation value may be less than the new guaranteed amount. In this case the new guaranteed amount is reduced to the new accumulation value and the payment amount is reduced to 7% of the new guaranteed amount. Examples 4, 5 and 6 demonstrate these circumstances, respectively.

Example 4: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $150,000 at the time of the withdrawal, then
We recalculate Your guaranteed amount by comparing the results of two calculations:

     o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($150,000). This equals $100,000 and is Your "new accumulation value".

     o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new guaranteed amount".

Since the new accumulation value ($100,000) is greater than or equal to the new guaranteed amount ($50,000), and it is greater than or equal to Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($50,000) or the payment amount ($7,000).

Example 5: Assume the same facts as Example 1. If You withdraw $60,000, and Your accumulation value is $150,000 at the time of the withdrawal, then
We recalculate Your guaranteed amount by comparing the results of two calculations:

     o First We deduct the amount of the withdrawal ($60,000) from Your accumulation value ($150,000). This equals $90,000 and is Your "new accumulation value".

     o Second, We deduct the amount of the withdrawal ($60,000) from Your guaranteed amount ($100,000). This is $40,000 and is Your "new guaranteed amount".

Since the new accumulation value ($90,000) is greater than or equal to the new guaranteed amount ($40,000), but less than Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($40,000) and the payment amount is reduced. The new payment amount is 7% of Your new accumulation value, which is $6,300.

Example 6: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $80,000 at the time of the withdrawal, then
We recalculate Your guaranteed amount by comparing the results of two calculations:

     o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($80,000). This equals $30,000 and is Your "new accumulation value".

     o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new guaranteed amount).

Since the new accumulation value ($30,000) is less than the new guaranteed amount ($50,000), Your new guaranteed amount is reduced to the new accumulation value ($30,000) and the payment amount is reduced to 7% of the new guaranteed amount ($2,100).

Example 7: Assume the same facts as Example 1. If You elect to "step up" Your GMWB after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been inforce, and Your accumulation value at the time of step up is $200,000, then
We recalculate Your guaranteed amount by comparing the results of two calculations:

     o We recalculate Your new guaranteed amount to equal Your accumulation value, which is $200,000.

     o Your new payment amount is equal to 7% of Your new guaranteed amount, or $14,000.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                              Phone: (877) 586-0240
                               Fax: (866) 270-9565

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102.


SEC File No. 811-07772

                    Advantage III Variable Annuity Prospectus
                                November 26, 2004
                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
              Phone: (877) 586-0240 (toll free) Fax: (866) 270-9565

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The Advantage III Variable Annuity (the "contract") is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs. The minimum initial premium for a non-qualified contract is $10,000. The minimum initial premium for a qualified contract is $2,000.

If You elect the Premium Bonus Rider, We will add the premium bonus to each premium payment that You make in the first contract year. Electing the Premium Bonus Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Premium Bonus Rider. Your expenses will be higher if You elect the Premium Bonus Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Premium Bonus Rider. The Fixed Account interest rate will be reduced by 0.85% for the first nine contract years if this rider is elected.

A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting Us at the numbers above. The SAI, dated May 1, 2004, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.


You may allocate Your premiums to Our Fixed Account and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can choose among the fifty-six investment divisions shown on the following page. The mutual fund portfolios are part of the following series funds or trusts:

o AIM Variable Insurance Funds1                         o Lord Abbett Series Fund, Inc
o Alger American Fund                                   o MFS(R)Variable Insurance TrustSM
o American Century Variable Portfolios, Inc.            o Neuberger Berman AMT Portfolios
o Calvert Variable Series, Inc.                         o PIMCO Advisors VIT
o Fidelity's Variable Insurance Products Fund Initial   o PIMCO Variable Insurance Trust
  Class, and Service Class 2                            o Rydex Variable Trust
o Goldman Sachs Variable Insurance Trust                o Van Eck Worldwide Insurance Trust
o J.P. Morgan Series Trust II
o Janus Aspen Series

1Formerly INVESCO Variable Investment Funds, Inc.
Your accumulation value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal.

The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

                     SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------

1.        AIM V.I. Financial Services Fund1               36.       Goldman Sachs VIT CORESM Small Cap Equity Fund

--------------------------------------------------------------------------------------------------------------------------

2.        AIM V.I. Health Sciences Fund2                  37.       Goldman Sachs VIT Growth and Income Fund

--------------------------------------------------------------------------------------------------------------------------

3.        AIM V.I. Technology Fund3                       38.       Goldman Sachs VIT MidCap Value Fund

--------------------------------------------------------------------------------------------------------------------------

4.        AIM V.I. Utilities Fund4                        39.       J.P. Morgan Bond Portfolio (Series Trust II)

--------------------------------------------------------------------------------------------------------------------------

5.        Alger American Growth Portfolio                 40.       J.P. Morgan Small Company Portfolio  (Series Trust II)

--------------------------------------------------------------------------------------------------------------------------

6.        Alger American Leveraged AllCap Portfolio       41.       Janus Aspen Series Growth & Income Portfolio

--------------------------------------------------------------------------------------------------------------------------

7.        Alger American Mid-Cap Growth Portfolio         42.       Lord Abbett Series Fund, Inc. Growth & Income Portfolio

--------------------------------------------------------------------------------------------------------------------------

8.        Alger American Small Capitalization Portfolio   43.       Lord Abbett Series Fund, Inc. International Portfolio

--------------------------------------------------------------------------------------------------------------------------

9.        American Century VP Balanced Portfolio          44.       Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio

--------------------------------------------------------------------------------------------------------------------------

10.       American Century VP Capital Appreciation        45.       MFS(R)VIT Emerging Growth Series
          Portfolio

--------------------------------------------------------------------------------------------------------------------------

11.       American Century VP Income & Growth             46.       MFS(R)VIT Investors Trust Series
          Portfolio

--------------------------------------------------------------------------------------------------------------------------

12.       American Century VP Inflation Protection Fund   47.       MFS(R)VIT New Discovery Series

--------------------------------------------------------------------------------------------------------------------------

13.       American Century VP International Portfolio     48.       MFS(R)VIT Research Series

--------------------------------------------------------------------------------------------------------------------------

14.       American Century VP Large Company Value Fund    49.       Neuberger Berman AMT Fasciano Portfolio

--------------------------------------------------------------------------------------------------------------------------

15.       American Century VP Mid Cap Value Fund          50.       Neuberger Berman AMT MidCap Growth Portfolio

--------------------------------------------------------------------------------------------------------------------------

16.       American Century VP Ultra Fund                  51.       Neuberger Berman AMT Regency Portfolio

--------------------------------------------------------------------------------------------------------------------------

17.       American Century VP Value Portfolio             52.       PIMCO Advisors VIT OpCap Small Cap Portfolio

--------------------------------------------------------------------------------------------------------------------------

18.       Calvert VS Social Equity Portfolio              53.       PIMCO Advisors VIT PEA Renaissance Portfolio

--------------------------------------------------------------------------------------------------------------------------

19.       Calvert VS Social Mid Cap Growth Portfolio      54.       PIMCO VIT High Yield Portfolio

--------------------------------------------------------------------------------------------------------------------------

20.       Calvert VS Social Small Cap Growth Portfolio    55.       PIMCO VIT Low Duration Portfolio

--------------------------------------------------------------------------------------------------------------------------

21.       Fidelity VIP Asset Manager: Growth Portfolio    56.       PIMCO VIT Real Return Portfolio

--------------------------------------------------------------------------------------------------------------------------

22.       Fidelity VIP Asset Managersm Portfolio          57.       PIMCO VIT Total Return Portfolio

--------------------------------------------------------------------------------------------------------------------------

23.       Fidelity VIP Balanced Portfolio                 58.       Rydex VT Arktos Fund

--------------------------------------------------------------------------------------------------------------------------

24.       Fidelity VIP Contrafund(R)Portfolio             59.       Rydex VT Juno Fund

--------------------------------------------------------------------------------------------------------------------------

25.       Fidelity VIP Equity-Income Portfolio            60.       Rydex VT Nova Fund

--------------------------------------------------------------------------------------------------------------------------

26.       Fidelity VIP Growth & Income Portfolio          61.       Rydex VT OTC Fund

--------------------------------------------------------------------------------------------------------------------------

27.       Fidelity VIP Growth Opportunities Portfolio     62.       Rydex VT Sector Rotation Fund

--------------------------------------------------------------------------------------------------------------------------

28.       Fidelity VIP Growth Portfolio                   63.       Rydex VT U.S. Government Bond Fund

--------------------------------------------------------------------------------------------------------------------------

29.       Fidelity VIP High Income Portfolio              64.       Rydex VT U.S. Government Money Market Fund

--------------------------------------------------------------------------------------------------------------------------

30.       Fidelity VIP Index 500 Portfolio                65.       Rydex VT Ursa Fund

--------------------------------------------------------------------------------------------------------------------------

31.       Fidelity VIP Investment Grade Bond Portfolio    66.       Van Eck Worldwide Bond Fund

--------------------------------------------------------------------------------------------------------------------------

32.       Fidelity VIP MidCap Portfolio                   67.       Van Eck Worldwide Emerging Markets Fund

--------------------------------------------------------------------------------------------------------------------------

33.       Fidelity VIP Value Strategies Portfolio         68.       Van Eck Worldwide Hard Assets Fund

--------------------------------------------------------------------------------------------------------------------------

34.       Fidelity VIP Money Market Portfolio             69.       Van Eck Worldwide Real Estate Fund

--------------------------------------------------------------------------------------------------------------------------

35.       Fidelity VIP Overseas Portfolio

--------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Technology Fund
3Formerly INVESCO VIF-Utilities Fund
4Formerly INVESCO VIF-Utilities Fund

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                TABLE OF CONTENTS

                                                                                         PAGE


DEFINITIONS.................................................................................9
SUMMARY....................................................................................12
      Features of Advantage III Variable Annuity...........................................12
            Your "Free Look" Right.........................................................12
            Your Accumulation Value........................................................12
            Flexible Premium Payments......................................................13
            Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)....................13
            Optional Premium Bonus Rider...................................................13
            Investment Choices.............................................................14
            Transfers......................................................................15
            Surrenders.....................................................................15
            Annuitization Bonus Rider......................................................16
            Waiver of Surrender Charges for Nursing Home Confinement Rider.................16
            Risk of Increase in Fees and Charges...........................................16
            Effects of Market Timing.......................................................17
      FEE TABLE............................................................................17
            Periodic Charges Other Than Portfolio Expenses.................................17
            Range of Annual Operating Expenses for the Portfolios1.........................18
      EXPENSE EXAMPLES.....................................................................19
      Financial Information................................................................20
      Charges and Fees.....................................................................20
            Surrender Charge...............................................................20
            Mortality and Expense Risk Charge..............................................21
            Annual Maintenance Fee.........................................................21
            Transfer Fee...................................................................21
            Premium Taxes..................................................................21
            Optional Rider Charges.........................................................21
Additional Information About Advantage III.................................................21
      Suitability of the Contracts.........................................................21
      Death Benefit........................................................................22
      Other Products.......................................................................22
      Inquiries And Correspondence.........................................................22
      State Variations.....................................................................23
SEPARATE ACCOUNT C AND THE FUNDS...........................................................23
      Our Separate Account And Its Investment Divisions....................................23
            The Funds......................................................................23
            Investment Policies Of The Funds' Portfolios...................................24
            Availability of the Portfolios.................................................30
      Amounts In Our Separate Account......................................................30
      We Own The Assets Of Our Separate Account............................................31
      Our Right To Change How We Operate Our Separate Account..............................31
THE FIXED ACCOUNT..........................................................................32
DETAILED INFORMATION ABOUT THE CONTRACT....................................................33
      Requirements for Issuance of a Contract..............................................33
      Free Look............................................................................34
      Tax-Free "Section 1035" Exchanges....................................................34
      Allocation of Premium Payments.......................................................35
            Changing Your Premium Allocation Percentages...................................35
            Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)....................35
            Optional Premium Bonus Rider...................................................39
      Your Accumulation Value..............................................................40
            Transfers of Accumulation Value................................................41
      Transfer Limitations.................................................................41
      Surrenders...........................................................................43
      Loans................................................................................45
      Dollar Cost Averaging................................................................46
            Fixed Account Dollar Cost Averaging ("Fixed Account DCA")......................47
      Portfolio Rebalancing................................................................48
      Fixed Account Earnings Sweep Program.................................................48
      Systematic Withdrawals...............................................................49
      Free Surrender Amount................................................................50
            Waiver of Surrender Charges for Nursing Home Confinement Rider.................50
      Death Benefit........................................................................51
      Payment of Death Benefits............................................................52
CHARGES, FEES AND DEDUCTIONS...............................................................52
      Surrender Charges on Surrenders......................................................52
      Mortality and Expense Risk Charge....................................................53
      Annual Maintenance Fee...............................................................53
      Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)..........................54
      Optional Premium Bonus Rider Charge..................................................54
      Transfer Charge......................................................................54
      Loan Charge..........................................................................54
      Charges In The Funds.................................................................55
      Premium Taxes........................................................................55
      Other Taxes..........................................................................55
FEDERAL TAX STATUS.........................................................................55
      Introduction.........................................................................55
      Annuity Contracts in General.........................................................55
            Qualified and Non-Qualified Contracts..........................................56
            Loans..........................................................................57
            Diversification and Distribution Requirements..................................58
            Surrenders - Non-Qualified Contracts...........................................58
            Multiple Contracts.............................................................58
            Withholding....................................................................58
            Annuity Payments...............................................................58
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations.....59
            Taxation of Death Benefit Proceeds.............................................59
            Transfers, Assignments or Exchange of Contracts................................59
            Possible Tax Law Changes.......................................................60
            Separate Account Charges.......................................................60
      MATURITY DATE........................................................................60
            Selecting An Annuity Option....................................................60
            Fixed Options..................................................................61
            Variable Options...............................................................61
            Payout Options.................................................................62
            Annuitization Bonus Rider......................................................63
            Transfers after the Maturity Date..............................................63
ADDITIONAL INFORMATION.....................................................................63
      Midland National Life Insurance Company..............................................63
      Fund Voting Rights...................................................................64
            How We Determine Your Voting Shares............................................64
            Voting Privileges of Participants In Other Companies...........................64
      Our Reports to Owners................................................................65
      Contract Periods, Anniversaries......................................................65
      Dividends............................................................................65
      Performance..........................................................................65
      Change of Address Notification.......................................................66
      Modification To Your Contract........................................................66
      Your Beneficiary.....................................................................67
      Assigning Your Contract..............................................................67
      When We Pay Proceeds From This Contract..............................................67
      Distribution of the Contracts........................................................68
      Regulation...........................................................................69
      Discount for Employees of Sammons Enterprises, Inc...................................69
      LEGAL PROCEEDINGS....................................................................69
      Legal Matters........................................................................69
      Financial Statements.................................................................69
Statement of Additional Information........................................................71
Appendix  I................................................................................72


                                   DEFINITIONS
For Your convenience, below is a glossary of the special terms We use in this prospectus.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. The annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the owner or annuitant.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner or annuitant if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the owner or annuitant and an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Guaranteed Amount means the amount equal to the initial premium payment and increased equally by any subsequent premium payments if the optional Guaranteed Minimum Withdrawal Benefit rider is elected when the Contract is issued. If the Contract has already been issued, this amount will be the current accumulation value of the Contract increased equally by any subsequent premium payments. The Guaranteed Amount is equal to the maximum payouts that can be received under the rider and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Maturity Date means the date, specified in Your contract on which income payments will begin. The earliest possible maturity date is the 9th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person who purchases a Advantage III Variable Annuity contract and makes the premium payments and is referred to as "You." The owner is entitled to exercise all rights and privileges provided in the contract.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee. If the annuitant or the owner dies prior to the maturity date, then the beneficiary is the payee.

Payment Amount means 7% of the initial Guaranteed Amount will be available for withdrawal under the rider each contract year if the optional Guaranteed Minimum Withdrawal Benefit is elected. The amount is increased by 7% of each subsequent premium payment received. This may be reduced if withdrawals within a contract year exceed the Payment Amount.

Principal Office means where You can contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll free)
                               Fax: (866) 270-9565

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax and annual maintenance fee.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY

In this prospectus "We", "Our", "Us", "Midland National", and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

Features of Advantage III Variable Annuity

The Advantage III Variable Annuity contract provides You with a basic contract to which You can add optional riders. If You choose to add any of these riders, a corresponding charge will be deducted. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract).

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right
You have a right to examine the contract and return it to Us for any reason. Your request generally must be postmarked no later than 10 days (or as required by state law) after You receive Your contract. (see "Free Look" on page 30 for more details).

Your Accumulation Value Your accumulation value depends on:

     o    the amount and frequency of premium payments,

     o    the selected portfolio's investment experience,

     o    interest earned on amounts allocated to the Fixed Account,

     o    partial surrenders, and

     o    charges and deductions.

You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation Value" on page 36).

Flexible Premium Payments
You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You purchase a qualified contract, We may accept an initial premium of only $2,000. Other premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $5,000,000. The maximum amount of premium that currently can be allocated or transferred to the Fixed Account prior to the maturity date is limited to $1,000,000 without prior approval from Us. We reserve the right to further restrict or even eliminate the ability to allocate or transfer to the Fixed Account.

Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)
If You elect the Guaranteed Minimum Withdrawal Benefit (GMWB), We guarantee that You can withdraw the payment amount each contract year until the guaranteed amount is depleted regardless of investment performance. The payment amount will increase with each premium deposit by 7% times the premium deposit and may be reduced if withdrawals within a contract year exceed the payment amount. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years. This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct a daily mortality and expense charge at an annual rate that currently ranges from .10% to 1.20%, depending on the asset allocation model You elect. This charge is assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 14.

After the rider has been inforce for 5 consecutive contract years and after every 5th contract anniversary thereafter, You have the option to "step-up" the guaranteed amount. This allows You to increase the guaranteed amount to equal the current accumulation value as of the eligible contract anniversary date. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the guaranteed amount. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You elect to "step-up" Your guaranteed amount. Before You decide to "step-up", You should request a current prospectus which will describe the current charge for this benefit.

In order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. For more detailed information on this rider and the "step-up" benefit see the "Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)" detailed information on page 31.

Optional Premium Bonus Rider
If You select the Premium Bonus Rider, then We will apply a credit of 6% to each premium payment that You make in the first contract year. In exchange for this credit, We will charge You an additional fee of 0.65% against Your Separate Account accumulation value each year during the first nine contract years. We will also reduce the current interest rate declared for the Fixed Account by 0.85% for the first nine contract years. Over time, the amount of the fees (and interest reductions) may exceed the amount of the premium bonus credited. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first nine years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa.

Because the 0.65% charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years one through nine, but no premium bonus will be credited with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the bonus amount. In the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                         VESTING OF BONUS SCHEDULE
           Contract Year                     Amount Of Bonus Vested
           -------------                     ----------------------
                 1                            4/12 of bonus amount
                 2                            5/12 of bonus amount
                 3                            6/12 of bonus amount
                 4                            7/12 of bonus amount
                 5                            8/12 of bonus amount
                 6                            9/12 of bonus amount
                 7                           10/12 of bonus amount
                 8+                          12/12 of bonus amount


The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear weather the Optional Premium Bonus Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.


Investment Choices
You may allocate Your accumulation value to the investment divisions of Our Separate Account or to Our Fixed Account, which pays interest at a declared rate, or to a combination of these options.

If You select the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. If You choose to invest any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time, the rider will terminate. For limitations on premium allocations to the Fixed Account, see "THE FIXED ACCOUNT" on page 28.

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 20).

 Each portfolio pays a different investment management or advisory fee and different operating expenses. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 21.

Transfers
You may transfer Your accumulation value among the investment divisions and between the Fixed Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners). The amount that You can transfer into the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 28 for details. After the maturity date, You may make two transfers each year among the Separate Account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $15 administrative charge for each transfer after the 12th transfer in a contract year. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. See definition of "Business Day" on page 6. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 28. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 37.

Surrenders
You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 45). (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your net premiums contractually (premiums less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. However, by current Company practice We will allow You to take multiple withdrawals up to 10% of Your gross premiums each contract year without incurring a surrender charge. This is not guaranteed. (See "Free Surrender Amount" on page 46). We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 48, "FEDERAL TAX STATUS" on page 51, and "Selecting An Annuity Option" on page 56.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Annuitization Bonus Rider
This rider will be attached to all contracts. When You decide to annuitize Your contract, We will credit Your accumulation value with an additional percentage (of the Accumulation Value) based on the pay-out option You choose as follows:

     o A 4% annuitization bonus will be credited on any payout option available under this contract that guarantees payment for ten or more years.

     o A 2% annuitization bonus will be credited on all other payout options available under this contract with the exception of Income for a Specified Amount for a period of less than 5 years.

There is no additional charge for the annuitization bonus rider.

This rider terminates on the earliest of:

     o    the date the contract to which it is attached terminates;

     o    the Maturity Date; or

     o full surrender of the contract or death of the Owner or Annuitant, where the Beneficiary does not continue the contract under Spousal Continuance.

Waiver of Surrender Charges for Nursing Home Confinement Rider
This rider will be attached to all contracts issued with annuitants age 75 or less at no additional charge. After the first contract year, We guarantee that We will increase the annual free withdrawal amount available under this contract from 10% of the net premiums to 20% of the net premiums if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary. By current company practice, after the first contract year, We will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed). See "Waiver of Surrender Charges for Nursing Home Confinement Rider" on page 46 for more details.

Risk of Increase in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage"); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses                    Charge
Sales Load Imposed on Purchase                         None
Maximum Surrender Charge (as a percentage of           9.00%
premiums withdrawn)
Transfer Fee                                           $0-$151
Maximum TSA Net Loan Interest Rate* (of amount         3.0%
in loan account)
      The net loan interest rate is the maximum interest rate We charge (4.5%) less the amount We credit to the Fixed Account balance (1.5%).

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                    Guaranteed         Current Charge
                                                      Maximum
Annual Maintenance Fee2                                 $60                 $30
Separate Account Annual Expenses
(as a percentage of average accumulation value)
Mortality and Expense Risk Charge                      1.35%               1.35%

Annuitization Bonus Rider                               0%                   0%
Waiver of Surrender Charges for Nursing Home
Confinement Rider                                       0%                   0%
Optional Guaranteed Minimum Withdrawal Benefit
Rider Charge
   Conservative Asset Allocation Model                 0.10%3              0.10%
   Moderate-Conservative Asset Allocation Model        0.20%3              0.20%
   Moderate Asset Allocation Model                     0.40%3              0.40%
   Moderate-Aggressive Asset Allocation Model          0.75%3              0.75%
   Aggressive Asset Allocation Model                   1.20%3              1.20%
Optional Premium Bonus Rider Charge - (for first
nine contract years)                                   0.70%               0.65%
Total Separate Account Expenses with the Highest
Combination of Optional Rider Charges                  3.25%               3.20%

1 We reserve the right to impose a $15 charge for each transfer after the twelve (12th) transfer in a contract year.

2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. The annual maintenance fee is deducted only when the net premiums are less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.17% (guaranteed) or 0.09% (current) based on the estimated average accumulation value.

3 The guaranteed maximum charge for the optional Guaranteed Minimum Withdrawal Benefit Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. See "Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)" on page 31.

Range of Annual Operating Expenses for the Portfolios1
The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses       Lowest       Highest
(expenses that are deducted from portfolio company
assets, including management fees, distribution,
and/or service (12b-1) fees and other expenses)          0.29%        3.42%
    1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information.
    The expenses are those incurred as of the fiscal year ending December 31, 2003. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of the contracts, see "Distribution of the Contracts" on page 64.

EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2003).

Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Optional Premium Bonus Rider and Optional Guaranteed Minimum Withdrawal Benefit rider using the aggressive asset allocation model are elected; guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                           $1488        $2626        $3717        $6192
                           ------------ ------------ ------------ -----------

(2) If You do NOT surrender Your contract:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                             $678        $1996        $3267       $6192
                           ------------ ------------ ------------ -----------

Example 2: Optional Premium Bonus Rider and Optional Guaranteed Minimum Withdrawal Benefit Rider are not elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                             $986        $1175        $1389       $2041
                           ------------ ------------ ------------ -----------

(2) If You do NOT surrender Your contract:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                             $176         $545         $939       $2041
                           ------------ ------------ ------------ -----------

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. A Condensed Financial section was not included in this document, as no contracts had been issued under this prospectus as of December 31, 2003.

Charges and Fees

Surrender Charge
Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. (See "Surrender Charges on Surrenders" on page 48.)

The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:

        Length of Time
     From Premium Payment            Surrender
       (Number of Years)              Charge
       -----------------              ------
               1                        9%
               2                        8%
               3                        7%
               4                        6%
               5                        5%
               6                        4%
               7                        3%
               8                        2%
               9                        1%
              10+                       0%

No Surrender charge will be assessed upon:

     (a)  payment of death benefits;

     (b)  exercise of the free look right; and

     (c)  surrender of the free surrender amount.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges. We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a surrender, the second year surrender charge percentage of 8% would be charged on the $10,000 net premium amount and not the $8,000 accumulation value amount.

Surrenders may have tax consequences. (See "FEDERAL TAX STATUS" on page 51.)

Mortality and Expense Risk Charge
We deduct a 1.35% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense and other risks under the contract. (See "Mortality and Expense Risk Charge" on page 49.)

Annual Maintenance Fee
We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. and for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 48.)

Transfer Fee
There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes
We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 51).

Optional Rider Charges
We deduct an additional fee if You select the optional Premium Bonus Rider or the optional Guaranteed Minimum Withdrawal Benefit Rider. See "FEE TABLE" on page 14.

                   Additional Information About Advantage III

Suitability of the Contracts

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, the contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

Death Benefit

The Advantage III Variable Annuity contract pays a death benefit when the annuitant or owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required or (b) net premiums. Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or owner dies on or after the maturity date, then any remaining guaranteed amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the death. Other rules relating to distributions at death apply to qualified contracts.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                       Phone: (877) 586-0240 (toll-free)
                              Fax: (866) 270-9565

You currently may send correspondence and transaction requests to Us by facsimile or telephone at the numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number may not be considered received at Our Principal Office. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

                        SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment Divisions

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account.

The Funds
Each of the 56 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:


(a) AIM Variable Insurance Funds,
(b) Alger American Fund,
(c) American Century Variable Portfolios, Inc.,
(d) Calvert Variable Series, Inc.,
(e) Fidelity's Variable Insurance Products Fund,
(f) Goldman Sachs Variable Insurance Trust,
(g) J.P. Morgan Series Trust II,
(h) Janus Aspen Series,
(i) Lord Abbett Series Fund, Inc.,
(j) MFS(R)Variable Insurance TrustSM,
(k) Neuberger Berman AMT Portfolios,
(l) PIMCO Advisors VIT,
(m) PIMCO Variable Insurance Trust,
(n) Rydex Variable Trust, and
(o) Van Eck Worldwide Insurance Trust.


Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund's Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investment in the funds. Currently these revenues range from 0.15% to 0.35% of Midland's investment in the funds.

Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:

----------------------------------- -----------------------------------------------------------------------------------------------
Portfolio                           Objective
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds1
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund2   Seeks to make an investment grow by aggressive management.  The Fund invests primarily in equity securities of companies involved in the financial services sector.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund3      Seeks to make an investment grow by aggressive management. The Fund invests primarily in equity securities of companies that develop, produce, or distribute products or services related to health care.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Technology Fund4           Seeks long-term capital growth.  The Fund invests primarily in equity securities of companies engaged in technology-related industries.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund5            Seeks capital appreciation and income. The Fund invests primarily in equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Growth Portfolio     Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.
                                    The portfolio considers a large company to have a market capitalization of $1 billion or greater.
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Leveraged            Seeks long-term capital appreciation.  Under normal circumstances, the portfolio invests, in
AllCap Portfolio                    the equity securities of companies of any size which demonstrate promising growth potential.
                                    The portfolio can leverage, that is, borrow money, up to one-third of its  total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in value of the securities purchased exceeds the cost of borrowing including interest paid on the money borrowed.
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American MidCap Growth        Seeks long-term capital appreciation.  It focuses on midsize companies with promising
Portfolio                           growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the
                                    S&P MidCap 400 Index(R).
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Small                Seeks long-term capital appreciation.  It focuses on small, fast growing companies that offer
Capitalization Portfolio            innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap
                                    600(R) Index.
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Balanced        Seeks capital growth and current income. Invests approximately 60 percent of its assets in
Portfolio                           common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Capital         Seeks capital growth by investing primarily in common stocks that management considers to
Appreciation Portfolio              have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Income &        Seeks dividend growth, current income and capital appreciation. The Portfolio will seek to
Growth Portfolio                    achieve its investment objective by investing in common stocks.
----------------------------------- -----------------------------------------------------------------------------------------------

American Century VP Inflation       Seeks a long-term total return using a strategy that seeks to protect against U.S. inflation.
Protection Fund

----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Portfolio             management believes to have potential for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------

American Century VP Large           Seeks long-term capital growth. Income is a secondary objective.
Company Value Fund

----------------------------------- -----------------------------------------------------------------------------------------------

American Century VP Mid Cap         Seeks long-term capital growth. Income is a secondary objective.
Value Fund

----------------------------------- -----------------------------------------------------------------------------------------------

American Century VP Ultra           Seeks long-term capital growth by investing in common stocks considered by management to have
Fund                                better-than-average prospects for appreciation.

----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Value           Seeks long-term capital growth with income as a secondary objective. Invests primarily in
Portfolio                           equity securities of well-established companies that management believes to be under-valued.
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks growth of capital through investment in stocks of issuers in industries believed to
Equity Portfolio                    offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in a nondiversified
Mid Cap Growth Portfolio            portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in equity securities
Small Cap Growth Portfolio          of companies that have small market capitalization's.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Funds
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Asset Manager:                  Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth Portfolio                    instruments, and other investments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Asset ManagerSM                 Seeks high total return with reduced risk over the long term by allocating its assets among
Portfolio                           the domestic and foreign stocks, bonds and short-term instruments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Balanced Portfolio              Seeks both income and growth of capital. When the Investment Manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio         Seeks to achieve capital appreciation over the long term by investing in common stocks and securities of companies whose value the manager believes is not fully recognized by the public.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Equity-Income                   Seeks reasonable income by investing primarily in income-producing equity securities.  In
Portfolio                           choosing these securities, the Investment Manager will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio       Seeks high total  return, combining current income and capital appreciation. Invests mainly in stocks that pay current dividends and show potential for capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Opportunities            Seeks capital growth by investing primarily in common stocks. Although the fund invests
Portfolio                           primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Portfolio                Seeks capital appreciation by investing in common stocks. The adviser invests the fund's assets in companies the adviser believes have above-average growth potential.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP High Income Portfolio           Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital. Contract owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Index 500 Portfolio             Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the
                                    Standard & Poor's Composite Index of 500 stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Investment                      Seeks as high a level of current income as is consistent with the preservation of capital by
Grade Bond Portfolio                investing in U.S. dollar-denominated investment-grade bonds.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP MidCap Portfolio                Seeks long term growth of capital.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Money Market                    Seeks as high a level of current income as is consistent with preservation of capital and
Portfolio6                          liquidity by investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Overseas Portfolio              Seeks long-term growth of capital, primarily through investments in foreign securities.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Value Strategies Portfolio      Seeks capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

----------------------------------- -----------------------------------------------------------------------------------------------

Goldman Sachs VIT CORESM            Long-term growth of capital.
Small Cap Fund

----------------------------------- -----------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and        Long-term growth of capital and growth of income.
Income Fund

----------------------------------- -----------------------------------------------------------------------------------------------

Goldman Sachs VIT MidCap            Long-term capital appreciation.
Value Fund

-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------- -----------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio          Seeks to provide high total return consistent with moderate risk of capital and maintenance
                                    (Series Trust II) of liquidity.
----------------------------------- -----------------------------------------------------------------------------------------------
J.P. Morgan Small Company           Seeks to provide high total return from a portfolio of small company stocks.
Portfolio (Series Trust II)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------- -----------------------------------------------------------------------------------------------
Janus Aspen Series Growth and       Seeks long-term capital growth and current income.
Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett Growth and Income       Seeks long-term growth of capital and income without excessive fluctuations in market value.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett International           Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
Portfolio                           Issuers.
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett MidCap Value            Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                           believed to be undervalued in the marketplace.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) VIT Emerging Growth          Seeks to provide long-term growth of capital and future income.
Series
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) VIT Investors Trust Series   Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series     Seeks capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) VIT Research Series          Seeks to provide long-term growth of capital and future income.
-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman

----------------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT                Seeks long-term capital growth. The portfolio manager also may consider a company's
Fasciano Portfolio                  potential for current income prior to selecting it for the fund.

----------------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT MidCap         Seeks growth of capital.
Growth Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT                Seeks growth of capital.
Regency Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Advisors VIT

----------------------------------- -----------------------------------------------------------------------------------------------

PIMCO Advisors VIT OpCap            Invests at least 80% of its net assets, plus the amount of any borrowings for investment
Small Cap Portfolio                 purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that the investment adviser believes are undervalued in the marketplace.

----------------------------------- -----------------------------------------------------------------------------------------------

PIMCO Advisors VIT PEA              Invests generally in equity securities of companies with market capitalizations of $1 billion
Renaissance Portfolio               to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve, although it may invest in companies in any capitalization range.

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or
                                    S&P, or, if unrated, determined by PIMCO to be of comparable quality.  Effective June 1,
                                    2004, the High Yield Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings.  Under the new guidelines, the
                                    Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5%
                                    of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by
                                    PIMCO to be of comparable quality.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                Seeks to provide investment results that will match the performance of a specific benchmark.
                                    The current benchmark is the inverse of the performance of the NASDAQ 100 Index(TM). The
                                    NASDAQ 100 Index(TM) contains the 100 largest non-financial, non-utilities stocks in the NASDAQ
                                    Composite.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Juno Fund                  Seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument.
                                    The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury
                                    Bond. If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long
                                    Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Nova Fund                  Seeks to provide investment returns that correspond to 150% of the daily performance of the
                                    S&P 500(R) Index. The S&P 500 Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the American Stock
                                    Exchange and the NASDAQ.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT OTC Fund                   Seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The current benchmark is the NASDAQ 100 Index(TM). The NASDAQ 100 Index(TM)
                                    contains the 100 largest non-financial, non-utilities stocks in the NASDAQ composite.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund       Seeks long-term capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT U.S. Government            Seeks to provide investment results that correspond to a benchmark for U.S. Government
Bond Fund                           securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury
                                    Bond.

----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT U.S. Government            Seeks to provide security of principal, high current income, and liquidity.  The Fund invests
Money Market Fund6                  primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                  Seeks to provide investment returns that inversely correlate to the daily performance of the
                                    S&P 500 Index. The S&P 500(R) Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the American Stock
                                    Exchange and the NASDAQ.
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund         Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging          Seeks long-term capital appreciation by investing in primarily equity securities in
Markets Fund                        emerging markets around the world. The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Fund                                Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate       Seeks to maximize return by investing in equity securities of domestic and foreign companies
Fund                                that own significant real estate assets or assets that principally are engaged in the real estate industry.
----------------------------------- -----------------------------------------------------------------------------------------------

1Formerly INVESCO Variable Investment Funds Inc.
2Formerly INVESCO VIF-Financial Services Fund
3Formerly INVESCO VIF-Health Sciences Fund
4Formerly INVESCO VIF-Technology Fund
5Formerly INVESCO VIF-Utilities Fund
6During extended periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.


A I M Advisors, Inc. manages the AIM Variable Insurance Funds1, Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Calvert Asset Management Company, Inc. manages the Calvert Variable Series, Inc. Fidelity Management & Research Company manages the VIP Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust. J.P. Morgan Investment Management, Inc. manages the J.P. Morgan Series Trust II. Janus Capital Management LLC, manages the Janus Aspen Series. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Neuberger Berman Management, Inc. manages the Neuberger Berman AMT Portfolios. OpCap Advisors LLC serves as the advisor to PIMCO Advisors VIT. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Global Advisors manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust2.

1Formerly managed by INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc.
2Formerly managed by Van Eck Associates Corporation

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account at an effective annual rate of either 1.35% (for the basic contract only) or up to 3.25% (if You elect both of the optional riders and the aggressive asset allocation model). Additional information on the accumulation unit values is contained in the SAI.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

     o add investment divisions to, or remove investment divisions from Our Separate Account;

     o    combine two or more divisions within Our Separate Account;

     o withdraw assets relating to Our variable annuities from one investment division and put them into another;

     o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

     o end the registration of Our Separate Account under the Investment Company Act of 1940;

     o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

     o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

     o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                                THE FIXED ACCOUNT

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. The current interest rate is 2.5% per year. If You elect the Premium Bonus Rider, this rate will be reduced by 0.85% currently, (to a current interest rate of 1.65%) for the first nine contract years.

Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 1.5% per year minus any surrender charges, non-vested premium bonus (if any), partial surrenders, transfers, or fees and expenses.

The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

If You select the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest in the Fixed Account at any time or the GMWB rider will terminate.

You may accumulate amounts in the Fixed Account by:

    o allocating net premiums,
    o transferring amounts from the investment divisions, or
    o earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

The maximum increase to the Fixed Account in any contract year is limited to a total of $5,000. The sum of new premiums allocated plus any amount transferred from the Separate Account to the Fixed Account cannot exceed a total of $5,000 in any contract year without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

The maximum amount of premium that can be allocated or transferred to the Fixed Account prior to the maturity date is $1,000,000. This amount cannot be exceeded without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 1.5% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to "Transfer Limitations" below). The total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This limit does not apply to transfers made in a Dollar Cost Averaging or Portfolio Rebalancing program.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

                     DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium payment will be held in a general suspense account until it is applied to Your contract at the time of issue.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.

Free Look

You generally have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

    1. the accumulation value less any premium bonus credit, or
    2. if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

Allocation of Premium Payments

You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. In certain states, allocations to and transfers from the Fixed Account are not permitted.

If You select the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected, the Fixed Account or Fixed Account DCA program at any time or the rider will terminate.

Changing Your Premium Allocation Percentages
You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 41).

Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)
If You elect the Guaranteed Minimum Withdrawal Benefit (GMWB), We guarantee that You can withdraw the payment amount each year until the guaranteed amount is depleted regardless of investment performance. The payment amount will increase with each premium deposit by 7% times the premium deposit and may be reduced if withdrawals within a year exceed the payment amount. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future contract years. In exchange for this benefit, We will charge You an additional mortality and expense charge daily that currently ranges from .10% to 1.20%, depending on the asset allocation model You elect. This charge will be assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 14.

After the rider has been inforce for 5 consecutive contract years and after every 5th contract year thereafter, You have the option to "step-up" the guaranteed amount. This allows You to increase the guaranteed amount to equal the current accumulation value as of the eligible contract anniversary date. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the guaranteed amount. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You elect to "step-up" Your guaranteed amount. Before You decide to "step-up", You should request a current prospectus which will describe the current charge for this benefit. There are five asset allocation models available to all contract owners on an optional basis. However, in order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value in one of these five asset allocation models. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.

If You elect this rider after the contract has been issued, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider.

You may choose from one of the five asset allocation models listed below. You may only invest in one asset allocation model at any given time. Please keep in mind that no investment strategy assures a profit or protects against a loss in a declining market.

Conservative - The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if the losses occur. Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value. Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to assure safety of his or her investment. If You select this asset allocation model, the charge for this rider is 0.10%.

The Conservative model is made up of the following percentages:
    o 45% Intermediate Bonds
    o 30% Cash Equivalents
    o 8% LargeCap Value
    o 5% High-Yield Bonds
    o 5% International Equity
    o 4% LargeCap Growth
    o 3% MidCap Equity

Moderate Conservative - Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio. This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range. While this range is still designed to preserve the investor's capital, fluctuation in value may occur from year to year. If You select this asset allocation model, the charge for this rider is 0.20%.

The Moderate Conservative model is made up of the following percentages:
    o 34% Intermediate Bonds
    o 20% Cash Equivalents
    o 13% LargeCap Value
    o 5% High-Yield Bonds
    o 11% International Equity
    o 8% LargeCap Growth
    o 6% MidCap Equity
    o 3% SmallCap Equity

Moderate - The moderate investor is willing to accept more risk than the conservative investor is, but is probably not willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses. The safeties of investment and return are of equal importance to the moderate investor. If You select this asset allocation model, the charge for this rider is 0.40%.

The Moderate model is made up of the following percentages:
    o 27% Intermediate Bonds
    o 10% Cash Equivalents
    o 18% LargeCap Value
    o 4% High-Yield Bonds
    o 16% International Equity
    o 12% LargeCap Growth
    o 8% MidCap Equity
    o 5% SmallCap Equity

Moderate Aggressive - Designed for investors with a high tolerance for risk and a longer time horizon. This investor has little need for current income and seeks above-average growth from his/her investable assets. The main objective of this range is capital appreciation, and these investors should be able to tolerate moderate fluctuation in their portfolio values. If You select this asset allocation model, the charge for this rider is 0.75%.

The Moderate Aggressive model is made up of the following percentages:
    o 21% Intermediate Bonds
    o 21% LargeCap Value
    o 3% High-Yield Bonds
    o 22% International Equity
    o 16% LargeCap Growth
    o 10% MidCap Equity
    o 7% SmallCap Equity

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses. The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a higher return. If You select this asset allocation model, the charge for this rider is 1.20%.

The Aggressive model is made up of the following percentages:
    o 6% Intermediate Bonds
    o 24% LargeCap Value
    o 28% International Equity
    o 19% LargeCap Growth
    o 13% MidCap Equity
    o 10% SmallCap Equity

On each contract anniversary Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

Transfers from one asset allocation model to another asset allocation model will not impact the overall guaranteed amount or payment amount. However, We may be charging more or less for each asset allocation model at the time You request the transfer. If You choose to transfer to a different asset allocation model, Your charge will increase or decrease to the amount currently charged for new contracts in effect on the date the transfer is made. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You transfer to a new asset allocation model. You should request a current prospectus which will describe the current charges for each asset allocation model before initiating a request to transfer to a different asset allocation model.

The guaranteed amount is effective if the total amount of partial withdrawals taken in any one contract year do not exceed the payment amount. If the total partial withdrawals taken in any one contract year does exceed the payment amount, the payment amount and the guaranteed amount will be recalculated and may be reduced. Examples showing the effects of a withdrawal over the payment amount are shown in Appendix I on page 68. The payment amount can never exceed the guaranteed amount. If the guaranteed amount becomes less than the payment amount, the payment amount will be reset to equal the guaranteed amount.

If You exercise the right to examine provision in the contract, You will not receive any portion of the guaranteed amount from the GMWB.

You may elect to "step-up" Your benefit after the rider has been inforce for 5 consecutive contract years and every fifth contract anniversary thereafter. If You elect to "step-up" Your benefit, the guaranteed amount will be the current accumulation value as of the eligible anniversary date. If the "step-up" option is chosen, the payment amount is recalculated to be the greater of the current payment amount, and 7% times the "stepped-up" guaranteed amount. You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased Your contract, We will charge You the current charge for new contracts in effect at the time You elect to "step-up" Your guaranteed amount. Before You decide to "step-up", You should request a current prospectus, which will describe the current charges for this rider. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible anniversary. You may not exercise the option to "step-up" if Your current guaranteed amount is higher than Your current accumulation value.

If a withdrawal of the Payment Amount reduces the accumulation value of Your Contract to zero, but does not reduce the Guaranteed Amount to zero, the remaining Guaranteed Amount will be paid out as an Annuity Payout Option until the Guaranteed Amount is depleted. While you are receiving the Annuity Payout Option, You may not make additional Premium Payments. When the last Payout is made, Your Contract will terminate.

This rider will terminate:

     o upon death of the owner unless the contract is continued under a spousal continuation option;

     o if funds are transferred outside any of the five asset allocation models designated by Us in connection with this rider;

     o if You discontinue the automatic rebalance feature of this rider on any contract anniversary;

     o    if You exercise the loan provision;

     o    if You write to Us requesting termination of the rider; or

     o    if You surrender or annuitize Your contract.


If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full payment amount that year (you would only pay a prorated proportion of the charge). If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your Separate Account until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time. Once this rider has terminated it cannot be elected again at a later date.


The maximum guaranteed amount for this rider is $5,000,000. The maximum issue ages are 75 for single owners/annuitants and age 80 for joint owners/annuitants.

For examples on how the optional Guaranteed Minimum Withdrawal Benefit is calculated please see "Appendix I" on page 68.

Optional Premium Bonus Rider
At the time of Your application, You may choose the Premium Bonus Rider that will add a credit of 6% to Your premium payments received during the first contract year. A portion of this bonus will vest over each of the first seven contract years. Currently, We will deduct an additional daily Separate Account charge of 0.65% per year for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We expect to profit from this charge. We deduct the daily charge against Your Separate Account accumulation value only during the first nine contract years. We expect to profit from this charge. We will also reduce the current interest rate declared for the Fixed Account by 0.85% for the first nine contract years.

If You exercise the right to examine provision in the contract, You will not receive any portion of the bonus amount. In the event of death, annuitization, withdrawal (including any free surrender amounts), or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                       VESTING OF BONUS SCHEDULE
         Contract Year                     Amount Of Bonus Vested
         -------------                     ----------------------
               1                            4/12of bonus amount
               2                            5/12 of bonus amount
               3                            6/12 of bonus amount
               4                            7/12 of bonus amount
               5                            8/12 of bonus amount
               6                            9/12 of bonus amount
               7                           10/12 of bonus amount
               8+                          12/12 of bonus amount

Electing a Premium Bonus Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Premium Bonus Rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first nine years. Generally, the higher the first year premium and the higher rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa. If the contract is owned for a short period of time or the investment performance of the underlying portfolios is not sufficient to compensate for the additional charges associated with this rider in the first nine contract years, the charges for this rider may exceed the benefit.

Because the 0.65% annual charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years and the corresponding reduction in the Fixed Account interest will apply to the entire Fixed Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in the first nine contract years, but no bonus will be credited with respect to premium payments made anytime after the first contract year.


The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear weather the Optional Premium Bonus Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.


Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, loans, withdrawals, and any charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Your accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your accumulation value in the Fixed Account. There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value
You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date.

If You select the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.

The amount that You can transfer into or out of the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 28 for details. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the "Transfer Limitations" below). However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see "Inquiries" on page 19. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 28.

After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Transfer Limitations

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a two to five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS New Discovery Series to FI Money Market, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program, enhanced dollar cost averaging program, and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for some or all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer, but We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

To the extent permitted by applicable law, We reserve the right to defer the transfer privilege at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

Surrenders

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value less any non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

     o trading on the New York Stock Exchange is restricted as defined by the SEC;

     o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

     o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

     o for such other periods as the SEC may by order permit for the protection of owners.

See "When We Pay Proceeds From This Contract" on page 63.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.

The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 48.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 51.)

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 51.)

Loans

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code. Generally, after the first contract anniversary and prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

(a) $50,000 reduced by the excess (if any) of:
    (i) the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over
    (ii) the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or
(b) the greater of:
    (i) one half of the present value of the nonforfeitable cash surrender value of this contract; or
    (ii) $10,000.

The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the Fixed Account minimum interest rate of 1.5% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total accumulation value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 3.5% per year if the optional Premium Bonus Rider is not selected. If You purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5%. Loan interest is due at the end of each quarter. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 1.5% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 1.5% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2.0% per year with no optional rider. If the optional Premium Bonus Rider is selected, a loan costs You a net interest charge of 3.0%.

Dollar Cost Averaging

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. However, if You elect the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to the DCA program or the rider will terminate.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request forms and send them to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:

     o    the DCA source account from which transfers will be made,

     o that any money received with the form is to be placed into the DCA source account,

     o the total monthly or quarterly amount to be transferred to the other investment divisions, and

     o how that monthly or quarterly amount is to be allocated among the investment divisions.

     o The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24 month period by providing Us with written authorization at the end of each 24 month time period. DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's written notice.

We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")
At the time of Your application, generally You may elect one of two Fixed Account DCA programs. However, if You elect the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the rider will terminate.

These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. We may declare interest rates in excess of the guaranteed minimum rate for premiums in the Fixed Account DCA program. However, the amount of interest credited to the Fixed Account DCA Accounts will never be less than the minimum guaranteed rate of 1.5%. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis. The accumulation value must be at least $5,000 on each contract anniversary to be eligible for this program. If You elect this option, then on the contract "anniversary date" each month or quarter, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing and a Portfolio Rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

Fixed Account Earnings Sweep Program

Generally, You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. However, this program is not available if You elect the optional Guaranteed Minimum Withdrawal Benefit rider as 100% of Your accumulation value must be invested in one of the five asset allocation models designated by Us for this rider.

Under the Fixed Account Earnings Sweep program, transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account Earnings Sweep program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep program is available on Your contract.

There is no charge for Fixed Account Earnings Sweeps program and a Fixed Account Earnings Sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 48). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders, with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn (by current company practice, the free amount is 10% of Your gross premiums). The Premium Bonus Rider vesting schedule also applies.

Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Free Surrender Amount

You may withdraw up to 10% of Your net premiums contractually (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. However, by current Company practice, We will allow You to withdraw up to10% of Your gross premium payments without incurring a surrender charge in each contract year. This is not guaranteed. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current Company practice, We will allow multiple free withdrawals up to 10% of gross premiums each contract year. This is not guaranteed.

Waiver of Surrender Charges for Nursing Home Confinement Rider
This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge. After the first contract year, We guarantee that this rider will increase the annual free withdrawal amount available under this contract from 10% of Your net premiums to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary. By current company practice, after the first contract year, We will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed). If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract. We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

     o    Exercising the benefit for a covered annuitant;

     o    Termination of the base annuity;

     o    Maturity of the base annuity;

     o The date We receive Your written notice requesting termination of the rider; or

     o Death of the annuitant. If the annuitant is the owner, the beneficiary under the base annuity is the annuitant's spouse, the spouse elects to become the new owner of the base annuity and this rider has not been previously exercised, the rider will remain in effect under the ownership of the surviving spouse.

Death Benefit

If the annuitant or the owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required. If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If the annuitant or owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

     (a) the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

     (b)  100% of the total net premium payments made to Your contract.

If the annuitant or owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus.

Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our Fixed Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

                          CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they were received. There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge

The charge is a percentage of the premiums withdrawn and equals:

        Length of Time from
          Premium Payment               Surrender
         (number of years)                Charge
         -----------------                ------
                 1                          9%
                 2                          8%
                 3                          7%
                 4                          6%
                 5                          5%
                 6                          4%
                 7                          3%
                 8                          2%
                 9                          1%
                10+                         0%

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.35% of the accumulation values in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest. This charge compensates Us for assuming certain mortality and expense risks. No mortality and expense charge is deducted from the fixed account. , The investment division's accumulation unit values and annuity unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose, including paying distribution expenses. However, the level of this charge is guaranteed for the life of the contract and may not be increased. We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans or if Your net premium is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

We deduct an extra charge on a daily or other periodic basis if You select the optional GMWB, as a percentage, currently at an annual range from 0.10% to 1.20% of the value in the Separate Account depending on the asset allocation model selected.

Optional Premium Bonus Rider Charge

We deduct an extra charge on a daily or other periodic basis if You select the optional Premium Bonus Rider, as a percentage, currently at an annual rate of 0.65% of the accumulation value in the Separate Account. We reserve the right to charge a maximum annual rate of 0.70% of the accumulation value in the Separate Account. This charge is specified above in the Fee Table section of this prospectus.

Transfer Charge

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

Loan Charge

Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination or the annuitant's death) and will bear interest at the same rate of the loan. We charge interest on loans at the rate of 3.5% per year if the optional Premium Bonus Rider is not selected. If You purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5% per year.

After offsetting the 1.5% annual interest rate We guarantee We will credit to the portion of Our Fixed Account securing the loan, the maximum guaranteed net cost of a loan is 2.0% per year if the optional Premium Bonus Rider is not selected. If the optional Premium Bonus Rider is selected, the maximum guaranteed net cost of a loan is 3.0% per year.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. See the funds' prospectuses for more information.

Premium Taxes

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia. These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

Introduction

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the Statement of Additional Information.

     o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

     o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

     o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

     o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

     o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

          1. elective contributions made in years beginning after December 31, 1988;

          2.   earning on those contributions; and

          3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

          Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     o Under Code section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

     o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding.

"Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to certain nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Loans
Generally, loans are available only if the contract if used in a Section 403(b) qualified plan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Non-Qualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The premium bonus will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

     o    paid on or after the taxpayer reaches age 59 1/2;

     o    paid after an owner dies;

     o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

     o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     o    paid under an immediate maturity; or

     o    which come from premium payments made prior to August 14, 1982.

Multiple Contracts
All non-qualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions from qualified and non-qualified contracts, generally are subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

     o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

     o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the contract because of the death of an owner or an annuitant. Generally, such amounts should be includable in the income of the recipient:

     o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

     o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effect s of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 9th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current Company practice, We will allow You to annuitize the accumulation value (less any non-vested premium bonus and less any premium taxes), after the 3rd contract year, if You choose life income or joint and survivor income payout options, and after the 5th contract year if at least a five-year certain option is elected. This is not guaranteed. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

     1.   take the accumulation value in one lump sum, or

     2. convert the accumulation value into an annuity payable to the annuitant under one of the payment options described below.

Selecting An Annuity Option
You may apply the proceeds of a surrender to effect an annuity. Unless You choose otherwise, Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed payout and the surrender value from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:

     o    rules on the minimum amount We will pay under an option;

     o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

     o the naming of people who are entitled to receive payment and their beneficiaries; and

     o    the ways of proving age, gender, and survival.

You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment plan at least 30 days before the maturity date.

Fixed Options
Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.5% a year. We may also credit interest under the fixed deposit options at a rate that is above the 1.5% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the options chosen.

Variable Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 1.35% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payout Options
The following four payout options are available:

     1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years.

     2. Life Annuity: We will pay the money as monthly income for life. You may choose from 1 of 2 ways to receive the income:

          (a) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

          (b) With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

     3. Income for a Specified Amount: We will pay income of the accumulation value until the principal and interest are exhausted. Payments will begin on the maturity date and will continue until the principal and interest, at the rate of 1.5% compounded per annum, are exhausted. Payments must continue for a minimum of 5 years.

     4. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Annuitization Bonus Rider
When You decide to annuitize Your contract, We will credit Your accumulation value with an additional percentage of the accumulation value based on the pay-out option You choose as follows:

     o A 4% annuitization bonus will be credited on any payout option available under this contract that guarantees payment for ten or more years.

     o A 2% annuitization bonus will be credited on all other payout options available under this contract with the exception of Income for a Specified Amount for a period of less than 5 years.

This rider will be attached to all contracts at no additional charge.

This rider terminates on the earliest of:

     o    the Contract to which it is attached terminates;

     o    the Maturity Date; or

     o full surrender of the Contract or death of the Owner or Annuitant, where the Beneficiary does not continue the Contract under Spousal Continuance.

Transfers after the Maturity Date
After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

                             ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                              Phone: (877) 586-0240
                               Fax: (866) 270-9565

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

     o    to elect the funds' Board of Directors,

     o    to ratify the selection of independent auditors for the funds,

     o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

     o    in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.

Voting Privileges of Participants In Other Companies
Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows

     o    Your accumulation value, and

     o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

The annual statements are sent instead of sending a confirmation of certain transactions (such as premium payments by automatic bank draft checking account deductions or Civil Service Allotment).

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses. We may also call You to verify the change of address.

Modification To Your Contract

Upon notice to You, We may modify Your contract to:

     (a) permit the contract of the Separate Account to comply with any applicable law or regulation issues by a government agency;

     (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

     (c)  reflect a change in the operation of the Separate Account; or

     (d)  provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the owner's and annuitant's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the owner or annuitant dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner's or annuitant's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits or surrenders within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

     1)   We cannot determine the amount of the payment because:

          a)   the New York Stock Exchange is closed,

          b)   trading in securities has been restricted by the SEC, or

          c)   the SEC has declared that an emergency exists,

     2)   The SEC by order permits Us to delay payment to protect Our owners, or

     3)   Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

We may defer payment of any surrender or surrender from the Fixed Account, for up to six months after We receive Your request.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.15% to 0.35% of Separate Account assets invested in the particular fund.

Sales commissions may vary, but the maximum commission payable for contract sales is 8.25% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense charge; (c) rider charges; (d) revenues, if any, received from the underlying portfolios or their managers; and investment earnings on amount allocated under the contract to the Fixed Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account.

Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                              Bank of America Plaza
                                800 Market Street
                            St. Louis, MO 63101-2695

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       Statement of Additional Information

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

                                TABLE OF CONTENTS
                                                                          Page
THE CONTRACT                                        ........................3
   Entire Contract                                  ........................3
   Changes to the Contract                          ........................3
   Beneficiary                                      ........................3
   Change of Beneficiary                            ........................3
   Change in Maturity Date                          ........................3
   Incontestability                                 ........................3
   Misstatement of Age or Sex                       ........................3
   Periodic Reports                                 ........................4
   Non-participating                                ........................4
   Claims of Creditors                              ........................4
   Minimum Benefits                                 ........................4
   Payment of Premiums                              ........................4
   Ownership                                        ........................4
   Assignment                                       ........................4
   Accumulation Unit Value                          ........................5
   Annuity Payments                                 ........................5
CALCULATION OF YIELDS AND TOTAL RETURNS             ......................  6
   Money Market Investment Division Yield
   Calculation                                      ........................6
   Other Investment Division Yield Calculations     ........................7
   Standard Total Return Calculations               ........................8
   Cumulative Total Returns                         ........................9
   Adjusted Historical Performance Data             ........................9
FEDERAL TAX MATTERS                                 ........................14
   Tax Free Exchanges (Section 1035)                ........................14
   Required Distributions                           ........................14
   Non-Natural Person                               ........................15
   Diversification Requirements                     ........................15
   Owner Control                                    ........................15
   Taxation of Qualified Contracts                  ........................15
DISTRIBUTION OF THE CONTRACT                        ........................17
SAFEKEEPING OF ACCOUNT ASSETS                       ........................18
STATE REGULATION                                    ........................18
RECORDS AND REPORTS                                 ........................18
LEGAL PROCEEDINGS                                   ........................19
LEGAL MATTERS                                       ........................19
EXPERTS                                             ........................19
OTHER INFORMATION                                   ........................19
FINANCIAL STATEMENTS                                ........................19

                                   Appendix I

Example 1: Assume You select the GMWB rider when You purchase Your contract and Your initial premium is $100,000.

     o    Your guaranteed amount is $100,000, which is Your initial premium.

     o Your payment amount is $7,000, which is 7% of Your initial guaranteed amount.

Example 2: Assume the same facts as Example 1. If You make an additional premium deposit of $50,000, then

     o Your guaranteed amount is $150,000, which is Your prior guaranteed amount ($100,000) plus Your additional premium deposit ($50,000).

     o Your payment amount is $10,500, which is Your prior payment amount ($7,000) plus 7% of Your additional premium deposit ($3,500).

Example 3: Assume the same facts as Example 1. If You take the maximum payment amount before the end of the first contract year, then

     o Your guaranteed amount becomes $93,000, which is Your prior guaranteed amount ($100,000) minus the payment amount ($7,000).

     o Your payment amount for the next year remains $7,000, because You did not take more than the payment amount ($7,000).

Each time a withdrawal is taken from the contract, the withdrawal is deducted from the guaranteed amount (this is the "new guaranteed amount") and the withdrawal is deducted from the contract's accumulation value (this is the "new accumulation value"). There are three distinct circumstances that may occur when the total withdrawals exceed the payment amount in any contract year.

First, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and the net premiums (total premiums less withdrawals prior to current withdrawal). In this case, the new guaranteed amount and the payment amount remains unchanged.

Second, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and be less than the net premiums (total premiums less withdrawals prior to current withdrawal). In this case the new guaranteed amount is unchanged and the payment amount is reduced to 7% of the new accumulation value.

Finally, following a withdrawal that exceeds the payment amount, the new accumulation value may be less than the new guaranteed amount. In this case the new guaranteed amount is reduced to the new accumulation value and the payment amount is reduced to 7% of the new guaranteed amount. Examples 4, 5 and 6 demonstrate these circumstances, respectively.

Example 4: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $150,000 at the time of the withdrawal, then
We recalculate Your guaranteed amount by comparing the results of two calculations:

     o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($150,000). This equals $100,000 and is Your "new accumulation value".

     o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new guaranteed amount".

Since the new accumulation value ($100,000) is greater than or equal to the new guaranteed amount ($50,000), and it is greater than or equal to Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($50,000) or the payment amount ($7,000).

Example 5: Assume the same facts as Example 1. If You withdraw $60,000, and Your accumulation value is $150,000 at the time of the withdrawal, then
We recalculate Your guaranteed amount by comparing the results of two calculations:

     o First We deduct the amount of the withdrawal ($60,000) from Your accumulation value ($150,000). This equals $90,000 and is Your "new accumulation value".

     o Second, We deduct the amount of the withdrawal ($60,000) from Your guaranteed amount ($100,000). This is $40,000 and is Your "new guaranteed amount".

Since the new accumulation value ($90,000) is greater than or equal to the new guaranteed amount ($40,000), but less than Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($40,000) and the payment amount is reduced. The new payment amount is 7% of Your new accumulation value, which is $6,300.

Example 6: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $80,000 at the time of the withdrawal, then
We recalculate Your guaranteed amount by comparing the results of two calculations:

     o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($80,000). This equals $30,000 and is Your "new accumulation value".

     o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new guaranteed amount).

Since the new accumulation value ($30,000) is less than the new guaranteed amount ($50,000), Your new guaranteed amount is reduced to the new accumulation value ($30,000) and the payment amount is reduced to 7% of the new guaranteed amount ($2,100).

Example 7: Assume the same facts as Example 1. If You elect to "step up" Your GMWB after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been inforce, and Your accumulation value at the time of step up is $200,000, then
We recalculate Your guaranteed amount by comparing the results of two calculations:

     o We recalculate Your new guaranteed amount to equal Your accumulation value, which is $200,000.

     o Your new payment amount is equal to 7% of Your new guaranteed amount, or $14,000.


The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                              Phone: (877) 586-0240
                               Fax: (866) 270-9565

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102.


SEC File No. 811-07772